                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 40                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 40                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
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                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: April 19, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on April 19, 2006 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                  April 19, 2006

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

NT EMERGING MARKETS FUND

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

AN OVERVIEW OF THE FUND........................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING DIRECTLY WITH AMERICAN CENTURY.......................................X

INVESTING THROUGH A FINANCIAL INTERMEDIARY.....................................X

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT..................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

     THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS  OF KEY
INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund  will  invest  at least  80% of its  assets  in  equity  securities  of companies  located in emerging  market  countries  and  companies  that derive a significant  portion of their  business  from  emerging  market  countries.  The portfolio  managers  look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century. In implementing  this  strategy,  the  portfolio  managers  make  their  investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts.  Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings,  revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques  to  identify  the stocks of  companies  that meet  their  investment criteria.  Under normal market conditions,  the fund's portfolios will primarily consist of  securities  of  companies  whose  earnings or revenues  are not only growing, but growing at an accelerating pace.

The fund is not permitted to invest in securities  issued by companies  assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

The fund's principal risks include

o    FOREIGN RISK - The fund invests in foreign securities,  which are generally riskier than U.S.  securities.  As a result, the fund is subject to foreign risk,  meaning  that  political  events  (such  as civil  unrest,  national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a  country  where the fund  invests  could  cause the  fund's investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  fund   generally   invests  in  securities
     denominated  in foreign  currencies,  the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

o    GROWTH STOCKS - Investments in growth stocks may involve  special risks and their prices may fluctuate more dramatically than the overall stock market.

o    TOBACCO EXCLUSION - The fund's prohibition on  tobacco-related  investments may cause it to forego profitable investment opportunities.

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY
     OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When the fund has investment results for a full calendar year, this section will feature charts that show annual total  returns,  highest and lowest
quarterly   returns  and  average  annual  total  returns  for  the  fund.  This information  indicates the volatility of the fund's historical returns from year to year.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
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                           MANAGEMENT   DISTRIBUTION AND       OTHER         TOTAL ANNUAL FUND
                           FEE(1)       SERVICE (12B-1) FEES   EXPENSES(2)   OPERATING EXPENSES
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    Institutional Class     1.64%              None              0.01%            1.65%

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND HAS A STEPPED FEE
     SCHEDULE.  AS A RESULT,  THE FUND'S  UNIFIED  MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE THE  INVESTMENT  ADVISOR  UNDER
     MANAGEMENT.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE 0.01% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                          1 YEAR         3 YEARS        5 YEARS       10 YEARS
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Institutional Class        $167           $517           $891          $1,939

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund  will  invest  at least  80% of its  assets  in  EQUITY  SECURITIES  of companies  located in emerging  market  countries  and  companies  that derive a significant portion of their business from emerging market countries.

          EQUITY   SECURITIES   INCLUDE  COMMON  STOCK,   PREFERRED  STOCK,  AND
     EQUITY-EQUIVALENT  SECURITIES,  SUCH AS SECURITIES  CONVERTIBLE INTO COMMON
     STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for individual  companies to identify and evaluate trends in earnings,  revenues and other  business  fundamentals.  Under normal market  conditions,  the fund's portfolio  will primarily  consist of securities of companies  whose earnings or revenues  are not only  growing,  but  growing  at an  accelerating  pace.  This includes  companies  whose  growth  rates,  although  still  negative,  are less negative than prior  periods,  and companies  whose growth rates are expected to accelerate.  Other  analytical  techniques  help  identify  additional  signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable  growth prospects and sell the stocks of companies whose  characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth,  the  portfolio  managers  believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to  manage  the  risks  of an  international  portfolio.  For this  reason,  the portfolio  managers also consider the  prospects  for relative  economic  growth
among  countries  or  regions,  economic  and  political  conditions,   expected
inflation rates,  currency  exchange  fluctuations and tax  considerations  when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices generally.  However,  the fund can  purchase  other  types of  securities  as well,  such as  forward  currency exchange  contracts,  notes,  bonds and other debt securities of companies,  and obligations of domestic or foreign governments and their agencies.

Futures  contracts,  a type of  derivative  security,  can help the fund's  cash assets remain liquid while  performing  more like stocks.  The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or  another  currency.  To the  extent the fund  assumes a  defensive  position, however, it will not be pursuing its objective of capital growth.

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The fund considers developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,
Denmark,  Finland,  France,  Germany,  Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain,
Sweden,  Switzerland,  the United Kingdom and the United States. In addition, as used in the  statement  of  additional  information,  securities  of  issuers in emerging market  (non-developed)  countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a  significant  portion of their  business  from emerging market countries.

When  determining the size of a company,  the portfolio  managers will consider, among  other  factors,  the  capitalization  of the  company  and the  amount of revenues, as well as other information they obtain about the company.

The fund is not permitted to invest in securities  issued by companies  assigned the Global Industry  Classification Standard (GICS) for the tobacco industry. If the  issuer of a  security  purchased  by the fund is  subsequently  found to be classified in the tobacco  industry (due to  acquisition,  merger or otherwise), the fund will sell the security as soon as reasonably possible.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

Growth  stocks are typically  priced  higher than other  stocks,  in relation to earnings and other  measures,  because  investors  believe they have more growth potential.  This  potential  may or may not be realized  and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if the company's  earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock fund.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

The fund is not permitted to invest in certain tobacco-related  securities. As a result,  the  fund may  forego a  profitable  investment  opportunity  or sell a security when it may be disadvantageous to do so.

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund management  teams play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment  Management,
Inc. (the advisor or ACGIM).  The advisor has been  managing  mutual funds since
January 2005 and is headquartered  at 666 3rd Avenue,  23rd Floor, New York, New
York 10017.  Prior to January 2005, the fund was managed by the advisor's parent company,  American Century  Investment  Management,  Inc. (ACIM).  The change of investment  advisor is a result of a corporate  restructuring  of ACIM, in which
ACGIM was incorporated as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.  The advisor has hired ACIM to make the  day-to-day  investment decisions for the cash portion of the fund.  ACIM  performs this function  under the supervision of the advisor and the fund's Board of Directors.  ACIM has been managing  mutual  funds  since 1958 and is  headquartered  at 4500 Main  Street,
Kansas City, Missouri 64111.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. The amount of the fee is calculated  daily and paid monthly in arrears.  Out of that fee,  the advisor pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes,  interest,  fees and expenses of the  independent  directors  (including  legal  counsel  fees),  and extraordinary  expenses.  A portion of the fund's  management fee may be paid by the fund's advisor to unaffiliated  third parties who provide  recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

For funds with a stepped  fee  schedule,  the rate of the fee is  determined  by applying a fee rate calculation formula.  This formula takes into account all of the  advisor's  assets  under  management  in  the  fund's  investment  strategy
("strategy  assets") to calculate  the  appropriate  fee rate for the fund.  The strategy assets include the fund's assets and the assets of other clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised  funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating  the fee rate for a  particular  fund could  allow a fund to realize scheduled cost savings more quickly if the advisor  acquires  additional  assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client  accounts.  In  addition,  if  there  are  such  assets,  they may not be sufficient to result in a lower fee rate.

The fund will pay the advisor a unified  management fee of 1.65% of its pro rata share of the first $250  million of the strategy  assets,  1.55% of its pro rata share of the next $250  million of the  strategy  assets,  1.30% of its pro rata share of the next $500  million of the  strategy  assets,  1.05% of its pro rata share over $1 billion of the strategy assets.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio  managers and analysts to manage funds.  The teams meet regularly to review portfolio  holdings and discuss purchase and sale activity.  Team  members  buy and  sell  securities  for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of the fund is:

MICHAEL J. DONNELLY

Mr. Donnelly,  Vice President and Senior Portfolio Manager, has been a member of the team that  manages  NT  Emerging  Markets  since  the  fund's  inception  in
September  1997.  He  joined  American  Century  in August  1997 as a  portfolio manager.  He  has a  bachelor  of  arts  from  Yale  University  and  an  MBA in management,  international  business  and  international  finance  from  Kellogg
Graduate   School  of  Management,   Northwestern   University.   He  is  a  CFA
charterholder.

The statement of additional  information  provides additional  information about the other accounts  managed by the portfolio  manager,  if any, the structure of his compensation, and his ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

o    American  Century's  bank  information:  Commerce  Bank N.A.,  Routing  No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT
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ONLINE
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AMERICANCENTURY.COM

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

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IN PERSON
--------------------------------------------------------------------------------

IF YOU PREFER TO HANDLE YOUR  TRANSACTIONS IN PERSON,  VISIT ONE OF OUR INVESTOR
CENTERS  AND A  REPRESENTATIVE  CAN HELP YOU OPEN AN  ACCOUNT,  MAKE  ADDITIONAL
INVESTMENTS, AND SELL OR EXCHANGE SHARES.

o    4500 MAIN  STREET,  KANSAS  CITY,  MISSOURI -- 8 A.M.  TO 5 P.M.,  MONDAY -
     FRIDAY

o    4917 TOWN  CENTER  DRIVE,  LEAWOOD,  KANSAS -- 8 A.M.  TO 5 P.M.,  MONDAY -
     FRIDAY, 8 A.M. TO NOON, SATURDAY

o    1665 CHARLESTON ROAD, MOUNTAIN VIEW, CALIFORNIA -- 8 A.M. TO 5 P.M., MONDAY
     - FRIDAY

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BY TELEPHONE
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INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE   SHARES:   Call  if  you  have  authorized  us  to  accept   telephone
instructions.

MAKE ADDITIONAL INVESTMENTS:  Call if you have authorized us to invest from your bank account.

SELL SHARES: Call a Service Representative.

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BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. BOX 419200, KANSAS CITY, MO 64141-6200  --  FAX: 816-340-7962

OPEN AN ACCOUNT:  SEND A SIGNED,  COMPLETED APPLICATION AND CHECK OR MONEY ORDER
PAYABLE TO AMERICAN CENTURY INVESTMENTS.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

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AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized  certain  financial  intermediaries  to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

     o    You have chosen to conduct  business in writing only and would like to redeem over $100,000.

     o    Your  redemption or  distribution  check,  Check-A-Month  or automatic redemption is made payable to someone other than the account owners.

     o    Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

     o    You are transferring ownership of an account over $100,000.

     o    You change your address and request a redemption  over $100,000 within
          15 days.

     o    You change your bank  information  and request a redemption  within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund should not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year,  usually in March and  December.  The fund may make more frequent distributions,  if necessary, to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any
distributions   received  with  your   redemption   proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income  taxes paid by the fund.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the fund.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION                   TAX RATE FOR 10%      TAX RATE FOR
                                       AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income               5%                    15%

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room, Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section, Washington, D.C. 20549-0102

This prospectus  shall not constitute an offer to sell securities of the fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

 FUND REFERENCE                  FUND CODE      TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
 NT EMERGING MARKETS FUND
--------------------------------------------------------------------------------
    Institutional Class             x              x                  x

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
americancentury.com
Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0604

SH-PRS-x

                                                                 April 19, 2006

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

NT INTERNATIONAL GROWTH FUND

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

AN OVERVIEW OF THE FUND........................................................X

FUND PERFORMANCE HISTORY.......................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

INVESTING DIRECTLY WITH AMERICAN CENTURY.......................................X

INVESTING THROUGH A FINANCIAL INTERMEDIARY.....................................X

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT..................................X

SHARE PRICE AND DISTRIBUTIONS..................................................X

TAXES..........................................................................X

          THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS OF
     KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests  primarily in securities of companies located in at least three developed  countries  world-wide  (excluding the United  States).  The portfolio managers  look for stocks of companies  they believe will increase in value over
time,  using  an  investment   strategy   developed  by  American  Century.   In
implementing  this  strategy,  the  portfolio  managers  make  their  investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term,  stock price movements  follow growth in earnings,  revenues and/or cash flow.  The portfolio  managers use a variety of analytical  research tools and  techniques  to  identify  the  stocks of  companies  that meet  their investment criteria.  Under normal market conditions,  the fund's portfolio will primarily  consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund is not permitted to invest in securities  issued by companies  assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

The fund's principal risks include

o    FOREIGN RISK - The fund invests primarily in foreign securities,  which are generally riskier than U.S. securities.  As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a  country  where the fund  invests  could  cause the  fund's investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  fund   generally   invests  in  securities
     denominated  in foreign  currencies,  the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

o    GROWTH STOCKS - Investments in growth stocks may involve  special risks and their prices may fluctuate more dramatically than the overall stock market.

o    TOBACCO EXCLUSION - The fund's prohibition on  tobacco-related  investments may cause it to forego profitable investment opportunities.

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

          AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
     OR GUARANTEED BY THE FEDERAL DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY
     OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When the fund has investment results for a full calendar year, this section will feature charts that show annual total  returns,  highest and lowest
quarterly   returns  and  average  annual  total  returns  for  the  fund.  This information  indicates the volatility of the fund's historical returns from year to year.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------
                        MANAGEMENT  DISTRIBUTION AND       OTHER        TOTAL ANNUAL FUND
                        FEE(1)      SERVICE (12B-1) FEES   EXPENSES(2)  OPERATING EXPENSES
------------------------------------------------------------------------------------------
  Institutional Class    1.03%           None               0.00%           1.03%

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND HAS A STEPPED FEE
     SCHEDULE.  AS A RESULT,  THE FUND'S  UNIFIED  MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE THE  INVESTMENT  ADVISOR  UNDER
     MANAGEMENT.

(2)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
                           1 YEAR         3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
  Institutional Class       $105           $327          $567           $1,254

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's assets will be primarily  invested in EQUITY  SECURITIES of companies located in at least three developed countries (excluding the United States).

          EQUITY   SECURITIES   INCLUDE  COMMON  STOCK,   PREFERRED  STOCK,  AND
     EQUITY-EQUIVALENT  SECURITIES,  SUCH AS SECURITIES  CONVERTIBLE INTO COMMON
     STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for individual  companies to identify and evaluate trends in earnings,  revenues and other  business  fundamentals.  Under normal market  conditions,  the fund's portfolio  will primarily  consist of securities of companies  whose earnings or revenues  are not only  growing,  but  growing  at an  accelerating  pace.  This includes  companies  whose  growth  rates,  although  still  negative,  are less negative than prior  periods,  and companies  whose growth rates are expected to accelerate.  Other  analytical  techniques  help  identify  additional  signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable  growth prospects and sell the stocks of companies whose  characteristics no longer meet their criteria.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio managers believe that it is important to diversify the fund's holdings across different  countries and geographical  regions in an effort to manage the risks of an international  portfolio.  For this reason,  the portfolio  managers also  consider the  prospects for relative  economic  growth among  countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices generally.  However,  the fund can  purchase  other  types of  securities  as well,  such as  forward  currency exchange  contracts,  notes,  bonds and other debt securities of companies,  and obligations of domestic or foreign governments and their agencies.

Futures  contracts,  a type of  derivative  security,  can help the fund's  cash assets remain liquid while  performing  more like stocks.  The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or  another  currency.  To the  extent the fund  assumes a  defensive  position, however, it will not be pursuing its objective of capital growth.

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The fund considers developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,
Denmark,  Finland,  France,  Germany,  Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain,
Sweden,  Switzerland,  the United Kingdom and the United States. In addition, as used in the  statement  of  additional  information,  securities  of  issuers in emerging market  (non-developed)  countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a  significant  portion of their  business  from emerging market countries.

The fund is not permitted to invest in securities  issued by companies  assigned the Global Industry  Classification Standard (GICS) for the tobacco industry. If the  issuer of a  security  purchased  by the fund is  subsequently  found to be classified in the tobacco  industry (due to  acquisition,  merger or otherwise), the fund will sell the security as soon as reasonably possible.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

Growth  stocks are typically  priced  higher than other  stocks,  in relation to earnings and other  measures,  because  investors  believe they have more growth potential.  This  potential  may or may not be realized  and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if the company's  earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock fund.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

The fund is not permitted to invest in certain tobacco-related  securities. As a result,  the  fund may  forego a  profitable  investment  opportunity  or sell a security when it may be disadvantageous to do so.

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment  Management,
Inc. (the advisor or ACGIM).  The advisor has been  managing  mutual funds since
January 2005 and is headquartered  at 666 3rd Avenue,  23rd Floor, New York, New
York 10017.  Prior to January 2005, the fund was managed by the advisor's parent company,  American Century  Investment  Management,  Inc. (ACIM).  The change of investment  advisor is a result of a corporate  restructuring  of ACIM, in which
ACGIM was incorporated as a subsidiary of ACIM.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.  The advisor has hired ACIM to make the  day-to-day  investment decisions for the cash portion of the fund.  ACIM  performs this function  under the supervision of the advisor and the fund's Board of Directors.  ACIM has been managing  mutual  funds  since 1958 and is  headquartered  at 4500 Main  Street,
Kansas City, Missouri 64111.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of the fund. The amount of the fee is calculated  daily and paid monthly in arrears.  Out of that fee,  the advisor pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes,  interest,  fees and expenses of the  independent  directors  (including  legal  counsel  fees),  and extraordinary  expenses.  A portion of the fund's  management fee may be paid by the fund's advisor to unaffiliated  third parties who provide  recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

For funds with a stepped  fee  schedule,  the rate of the fee is  determined  by applying a fee rate calculation formula.  This formula takes into account all of the  advisor's  assets  under  management  in  the  fund's  investment  strategy
("strategy  assets") to calculate  the  appropriate  fee rate for the fund.  The strategy assets include the fund's assets and the assets of other clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised  funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating  the fee rate for a  particular  fund could  allow a fund to realize scheduled cost savings more quickly if the advisor  acquires  additional  assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client  accounts.  In  addition,  if  there  are  such  assets,  they may not be sufficient to result in a lower fee rate.

The fund will pay the advisor a unified  management fee of 1.30% of its pro rata share of the first $1  billion  of the  strategy  assets,  1.00% of its pro rata share of the next $1 billion of the strategy assets, 0.90% of its pro rata share over $2 billion of the strategy assets.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio  managers and analysts to manage funds.  The teams meet regularly to review portfolio  holdings and discuss purchase and sale activity.  Team  members  buy and  sell  securities  for a fund as they see fit, guided by the fund's investment objective and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

MICHAEL M. PERELSTEIN

Mr. Perelstein,  Vice President and Senior Portfolio Manager,  has been a member of the team that manages NT International  Growth since joining American Century in October 2004.  Prior to joining  American  Century,  he was chief  investment officer and managing  partner  with Ellis  Island  Partners LLC from May 2002 to
October 2004 and executive  vice  president and head of  international  equities with  Schroder  Investment  Management  from January 1997 to May 2002.  He has a bachelor's degree in economics from Brandeis University, an MA in economics from the University of Chicago and an MBA in finance from the University of Chicago.

KEITH CREVELING

Mr. Creveling,  Vice President and Portfolio  Manager,  has been a member of the team that manages NT  International  Growth since April 2002. He joined American
Century in October 1999 and became a portfolio  manager in April 2002.  He has a bachelor's degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University. He is a CFA charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

     o    American  Century's bank information:  Commerce Bank N.A., Routing No.
          101000019, Account No. 2804918

     o    Your American Century account number and fund name

     o    Your name

     o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

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ONLINE
--------------------------------------------------------------------------------

AMERICANCENTURY.COM

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

o    4500 Main  Street,  Kansas  City,  Missouri -- 8 a.m.  to 5 p.m.,  Monday -
     Friday

o    4917 Town  Center  Drive,  Leawood,  Kansas -- 8 a.m.  to 5 p.m.,  Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

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BY TELEPHONE
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INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

Automated Information Line: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE   SHARES:   Call  if  you  have  authorized  us  to  accept   telephone
instructions.

MAKE ADDITIONAL INVESTMENTS:  Call if you have authorized us to invest from your bank account.

SELL SHARES: Call a Service Representative.

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BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200, Kansas City, MO 64141-6200  --  Fax: 816-340-7962

OPEN AN ACCOUNT:  Send a signed,  completed application and check or money order payable to American Century Investments.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order. SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

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AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

INVESTING THROUGH A FINANCIAL INTERMEDIARY

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its  policies.  Copies of the fund's annual  report,  semiannual
report  and  statement  of  additional   information  are  available  from  your
intermediary or plan sponsor.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American  Century  or the  fund.  The  fund  has  authorized  certain  financial intermediaries  to accept  orders on each fund's  behalf.  American  Century has contracts with these intermediaries  requiring them to track the time investment orders are received and to comply with procedures  relating to the  transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is  determined in order to receive that day's share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  contract,  they will be priced at the net asset value next determined  after  your  request  is  received  in  the  form  required  by  the intermediary.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the fund's  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition, financial  intermediaries or plan  recordkeepers may require retirement plans to meet certain  other  conditions,  such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may  charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

     o    You have chosen to conduct  business in writing only and would like to redeem over $100,000.

     o    Your  redemption or  distribution  check,  Check-A-Month  or automatic redemption is made payable to someone other than the account owners.

     o    Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

     o    You are transferring ownership of an account over $100,000.

     o    You change your address and request a redemption  over $100,000 within
          15 days.

     o    You change your bank  information  and request a redemption  within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund should not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  CAPITAL  GAINS realized  by the  fund  on the  sale  of its  investment  securities.  The  fund generally pays  distributions  from net income, if any, once a year in December.
Distributions  from  realized  capital  gains are paid twice a year,  usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income  taxes paid by the fund.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the fund.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

--------------------------------------------------------------------------------
                                      TAX RATE FOR 10%       TAX RATE FOR
  TYPE OF DISTRIBUTION                AND 15% BRACKETS       ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income        Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)          5%                     15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

If a fund's  distributions  exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

This prospectus  shall not constitute an offer to sell securities of the fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

--------------------------------------------------------------------------------
FUND REFERENCE                  FUND CODE         TICKER      NEWSPAPER LISTING
--------------------------------------------------------------------------------

NT INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
   Institutional Class              341           TGRIX           IntlGr

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
americancentury.com
Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0604

SH-PRS-x

                                                                  April 19, 2006

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

Emerging Markets Fund
Global Growth Fund
International Discovery Fund
International Growth Fund
International Opportunities Fund
International Stock Fund
International Value Fund
Life Sciences Fund
NT Emerging Markets Fund
NT International Growth Fund
Technology Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED MARCH 10, 2006, APRIL 1, 2006, AND APRIL 19, 2006, BUT IS NOT
A  PROSPECTUS.  THE  STATEMENT  OF  ADDITIONAL  INFORMATION  SHOULD  BE  READ IN
CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUSES.  IF YOU WOULD LIKE A COPY OF A
PROSPECTUS,  PLEASE  CONTACT US AT ONE OF THE  ADDRESSES  OR  TELEPHONE  NUMBERS
LISTED   ON  THE  BACK   COVER  OR  VISIT   AMERICAN   CENTURY'S   WEB  SITE  AT
AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  INVESTORS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered  open-end  management investment  company that was organized in 1990 as a Maryland  corporation  under the name Twentieth Century World Investors, Inc. In January 1997, it changed its name to American Century World Mutual Funds,  Inc.  Throughout this statement of additional  information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                              TICKER SYMBOL         INCEPTION DATE
--------------------------------------------------------------------------------
EMERGING MARKETS

   Investor Class                          TWMIX                 09/30/1997
--------------------------------------------------------------------------------
   Institutional Class                     AMKIX                 01/28/1999
--------------------------------------------------------------------------------
   C Class                                 ACECX                 12/18/2001
--------------------------------------------------------------------------------
   Advisor Class                           AEMMX                 05/12/1999
--------------------------------------------------------------------------------
GLOBAL GROWTH

   Investor Class                          TWGGX                 12/01/1998
--------------------------------------------------------------------------------
   Institutional Class                     AGGIX                 08/01/2000
--------------------------------------------------------------------------------
   A Class                                 ACWAX                 12/01/2005
--------------------------------------------------------------------------------
   B Class                                 ACWBX                 12/01/2005
--------------------------------------------------------------------------------
   C Class                                 AGLCX                 03/01/2002
--------------------------------------------------------------------------------
   R Class                                 AGORX                 07/29/2005
--------------------------------------------------------------------------------
   Advisor Class                           AGGRX                 02/05/1999
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

   Investor Class                          TWEGX                 04/01/1994
--------------------------------------------------------------------------------
   Institutional Class                     TIDIX                 01/02/1998
--------------------------------------------------------------------------------
   Advisor Class                           ACIDX                 04/28/1998
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   Investor Class                          TWIEX                 05/09/1991
--------------------------------------------------------------------------------
   Institutional Class                     TGRIX                 11/20/1997
--------------------------------------------------------------------------------
   A Class                                 CAIGX                 01/31/2003
--------------------------------------------------------------------------------
   B Class                                 CBIGX                 01/31/2003
--------------------------------------------------------------------------------
   C Class                                 AIWCX                 06/04/2001
--------------------------------------------------------------------------------
   R Class                                 ATGRX                 08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                           TWGAX                 10/02/1996
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES

   Investor Class                          AIOIX                 06/01/2001
--------------------------------------------------------------------------------
   Institutional Class                     ACIOX                 01/09/2003
--------------------------------------------------------------------------------
INTERNATIONAL STOCK

   Investor Class                          ASKIX                 03/31/2005
--------------------------------------------------------------------------------
INTERNATIONAL VALUE

   Investor Class                          x                     x
--------------------------------------------------------------------------------
   Institutional Class                     x                     x
--------------------------------------------------------------------------------
   A Class                                 x                     x
--------------------------------------------------------------------------------
   B Class                                 x                     x
--------------------------------------------------------------------------------
   C Class                                 x                     x
--------------------------------------------------------------------------------
   R Class                                 x                     x
--------------------------------------------------------------------------------
LIFE SCIENCES

   Investor Class                          ALSIX                 06/30/2000
--------------------------------------------------------------------------------
   Institutional Class                     AILSX                 07/17/2000
--------------------------------------------------------------------------------
   C Class                                 ALFSX                 11/29/2001
--------------------------------------------------------------------------------
   Advisor Class                           ALSVX                 11/14/2000
--------------------------------------------------------------------------------
NT EMERGING MARKETS

   Institutional Class                     x                     x
--------------------------------------------------------------------------------
NT INTERNATIONAL GROWTH

   Institutional Class                     x                     x
--------------------------------------------------------------------------------
TECHNOLOGY

   Investor Class                          ATCIX                 06/30/2000
--------------------------------------------------------------------------------
   Institutional Class                     ATYIX                 07/14/2000
--------------------------------------------------------------------------------
   Advisor Class                           ATADX                 06/30/2000
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Global Investment  Management,  Inc. or American Century Investment  Management,
Inc.,  can use various  investment  vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section,  INVESTMENT STRATEGIES AND RISKS, which begins on page 4.
In the case of the funds' principal  investment  strategies,  these descriptions elaborate upon discussions contained in the prospectuses.

Emerging Markets, Global Growth, International Discovery,  International Growth,
International  Opportunities,   International  Stock,  International  Value,  NT
Emerging Markets and NT  International  Growth are diversified as defined in the
Investment Company Act of 1940 (the Investment  Company Act).  Diversified means that,  with respect to 75% of its total  assets,  each fund will not invest more than 5% of its total  assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Life Sciences and Technology are  non-diversified.  Nondiversified  means that a fund  may  invest a  greater  portion  of its  assets  in a  smaller  number  of securities  than a diversified  fund.  Although  Life Sciences and  Technology's
portfolio   managers  expect  that  the  funds  will   ordinarily   satisfy  the
requirements of a diversified fund, their nondiversified  status gives them more flexibility to invest heavily in the most attractive companies identified by the funds' methodology.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that each fund will generally consist of foreign  (and U.S. in the case of Global  Growth,  Life  Sciences and
Technology) equity and  equity-equivalent  securities.  However,  subject to the specific  limitations  applicable  to a fund,  the funds'  management  teams may invest the assets of each fund in varying  amounts in other  instruments and may use other techniques,  such as those reflected in Table 1 on page 4, when such a course is deemed appropriate in order to pursue a fund's investment objective.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers intend to keep the funds fully  invested,  regardless of the movement of stock or bond prices generally.  In most circumstances,  each fund's actual  level of cash and cash  equivalents  will be less than 10%. The managers may use futures as a way to expose each fund's cash assets to the market,  while maintaining  liquidity.  As mentioned in the prospectuses,  the managers may not leverage a fund's  portfolio,  so there is no greater  market  risk to the funds than if they purchase  stocks.  See DERIVATIVE  SECURITIES,  page 8,  SHORT-TERM
SECURITIES, page 10 and FUTURES AND OPTIONS, page 11.

TABLE 1

AN "X" IN THE TABLE BELOW  INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                                           GLOBAL
                                           GROWTH,
                                        INTERNATIONAL                                                                 LIFE
                           EMERGING     GROWTH AND NT                                                               SCIENCES
                       MARKETS AND NT   INTERNATIONAL  INTERNATIONAL  INTERNATIONAL  INTERNATIONAL  INTERNATIONAL      AND
                       EMERGING MARKETS    GROWTH        DISCOVERY    OPPORTUNITIES     STOCK           VALUE      TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------
Foreign Securities             X             X             X               X               X             X             X
------------------------------------------------------------------------------------------------------------------------------
Equity Equivalents             X             X             X               X               X             X             X
------------------------------------------------------------------------------------------------------------------------------
Debt Securities               20%           35%           35%             35%             20%           20%           35%
------------------------------------------------------------------------------------------------------------------------------
Convertible Securities         X             X             X               X               X             X             X
------------------------------------------------------------------------------------------------------------------------------
Short Sales                    X             X             X               X               X             X             X
------------------------------------------------------------------------------------------------------------------------------
Portfolio Lending           33 1/3%       33 1/3%       33 1/3%         33 1/3%         33 1/3%       33 1/3%       33 1/3%
------------------------------------------------------------------------------------------------------------------------------
Derivative Securities          X             X             X               X               X             X             X
------------------------------------------------------------------------------------------------------------------------------
Investments in Issuers        10%           5%            10%             20%              5%           10%           15%
with Limited
Operating Histories
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements          X             X             X               X               X             X             X
------------------------------------------------------------------------------------------------------------------------------
When-Issued and                X             X             X               X               X             X             X
Forward Commitment
Agreements
------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities           15%           15%           15%             15%             15%           15%           15%
------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities          X             X             X               X               X             X             X
------------------------------------------------------------------------------------------------------------------------------
Other Investment              10%           10%           10%             10%             10%           10%           10%
Companies
------------------------------------------------------------------------------------------------------------------------------
Futures & Options              X             X             X               X               X             X             X
------------------------------------------------------------------------------------------------------------------------------
Foreign Currency               X             X             X               X               X             X             X
Transactions and
Forward Exchange
Contracts
------------------------------------------------------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  investment  vehicles and techniques  that the portfolio managers  can use in  managing  a  fund's  assets.  It also  details  the  risks associated with each, because each investment vehicle and technique  contributes to a fund's  overall risk profile.  To determine  whether a fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

FOREIGN SECURITIES

Each fund may invest in the  securities of foreign  issuers,  including  foreign governments,  when these  securities  meet the fund's  standards  of  selection.
International  Value  will not  invest  more  than 15% of its  total  assets  in securities of foreign issuers that are not listed on a recognized  United States or  foreign  securities  exchange,  including  up to 10% of its total  assets in securities with a limited trading market.

A description of the funds' investment  strategies  regarding foreign securities is contained in the funds'  prospectuses.  Investing  in  securities  of foreign issuers  generally  involves  greater risks than  investing in the securities of domestic companies including:

CURRENCY  RISK.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal  of funds or other  assets,  could  also  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries,  which are generally  fixed rather than subject to negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners.  There is generally less government regulation and supervision of foreign stock exchanges, brokers  and  issuers,  which  may  make it  difficult  to  enforce  contractual obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling.  As a result,  there is a risk that a fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the  transaction,  or that a fund's  ownership  position could  thereafter be altered or deleted  entirely,  resulting in a loss to the fund.  While the funds intend to invest  directly  in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the funds.

EMERGING MARKETS RISK.  Investing in emerging market companies generally is also riskier than investing in other foreign  securities.  Emerging market  countries may have  unstable  governments  and/or  economies  that are  subject  to sudden change.  These  changes may be magnified by the  countries'  emergent  financial markets,  resulting in significant volatility to investments in these countries.
These  countries  also may lack the  legal,  business  and social  framework  to support securities markets.

As a result of the  foregoing  risks,  these funds are intended  for  aggressive investors seeking  significant gains through  investments in foreign securities.
Those  investors  must be willing and able to accept the  significantly  greater risks  associated  with the investment  strategy that the funds will pursue.  An investment  in the  funds  is  not  appropriate  for  individuals  with  limited investment resources or who are unable to tolerate  fluctuations in the value of their investment.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred
stock,   convertible   preferred  stock  and  convertible   securities.   Equity
equivalents  also may include  securities  whose value or return is derived from the  value  or  return  of a  different  security.  An  example  of one  type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign  investments either directly in foreign securities or indirectly  by  purchasing  depositary  receipts,  depositary  shares or similar instruments (DRs) for foreign securities.  DRs are securities that are listed on exchanges  or quoted in  over-the-counter  markets in one country but  represent shares of issuers  domiciled  in another  country.  The funds also may  purchase securities  of such  issuers in foreign  markets,  either on foreign  securities exchanges, electronic trading networks or in over-the-counter markets.

DEBT SECURITIES

The  managers  believe  that equity  securities  ordinarily  offer the  greatest potential  for  capital  appreciation.  The funds may  invest,  however,  in any security the managers believe has the potential for capital  appreciation.  When the managers believe that the total return potential of other securities  equals or exceeds the potential return of equity securities, each fund (except Emerging
Markets, International Stock, International Value and NT Emerging Markets, which are 20%) may invest up to 35% of its assets in such other securities.  The other securities  the funds may  invest in are  bonds,  notes and debt  securities  of companies,  and  obligations  of  domestic  or  foreign  governments  and  their agencies.

The funds may  purchase  sovereign  debt  instruments  issued or  guaranteed  by foreign  governments  or  their  agencies,  including  debt of  emerging  market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations.  Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or  high-quality,  short-term  debt  securities.  To the  extent  a fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.  Global  Growth  ,  International  Growth,  International  Stock  and NT
International   Growth  will  limit  their   purchases  of  debt  securities  to
investment-grade  obligations except convertible securities,  which may be rated below investment grade. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality.  According to Moody's,  bonds rated
Baa are medium-grade and possess some speculative characteristics.  A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory  degree of safety and capacity for repayment,  but is more  vulnerable to adverse  economic conditions or changing  circumstances than is the case with  higher-quality debt securities. See EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, page 62.

Emerging Markets,  International Discovery,  International  Opportunities and NT
Emerging Markets have no credit quality or maturity  restrictions with regard to the bonds,  corporate debt  securities  and government  obligations in which the funds may  invest,  although  less  than 35% (20% for  Emerging  Markets  and NT
Emerging Markets and 10% for International  Value) of each fund's assets will be invested in below-investment-grade  fixed income securities.  See EXPLANATION OF
FIXED-INCOME  SECURITIES RATINGS, page 62. Debt securities,  especially those of issuers in emerging market countries,  may be of poor quality and speculative in nature.  While these securities will be chosen primarily for their  appreciation potential,  a fund also may take the  potential  for income  into  account  when selecting investments.

In addition to other  factors that will affect its value,  the value of a fund's investments in fixed income securities will change as prevailing  interest rates change.  In general,  the prices of such securities vary inversely with interest rates.  As  prevailing  interest  rates  fall,  the  prices  of bonds  and other securities  that trade on a yield basis rise.  When  prevailing  interest  rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with short sales,  but the fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are more accurately  described as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators  (reference  indices).  For  example,  Standard  & Poor's  Depositary
Receipts,  also known as  "spiders,"  track the price  performance  and dividend yield of an S&P  Index by  providing  a stake in the  stocks  that  make up that index.

In addition,  the funds may make foreign  investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are  securities  that are listed on exchanges or quoted in  over-the-counter markets in one  country but  represent  shares of issuers  domiciled  in another country.  The funds also may purchase  securities of issuers in foreign markets, either on  foreign  securities  exchanges,  electronic  trading  networks  or in over-the-counter markets.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The funds'  Board of  Directors  has reviewed  the  advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be  made.  The  advisor  will  report  on fund  activity  in derivative securities to the Board of Directors as necessary.

INVESTMENTS IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may  invest a portion  of their  assets in the  equity  securities  of issuers with limited  operating  histories.  The portfolio  managers consider an issuer to have a limited  operating  history if that issuer has a record of less than three years of continuous operation.  The managers will consider periods of capital formation, incubation,  consolidations,  and research and development in determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased   constitutes   collateral  security  for  the
repurchase  obligation,   a  repurchase  agreement  can  be  considered  a  loan
collateralized  by the  security  purchased.  The  fund's  risk is the  seller's ability to pay the agreed-upon  repurchase  price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral,  which would reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the  security  decreases,  the fund could  experience  a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S.  government,  its agencies and  instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  Agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other security that is illiquid.  In such an event, the portfolio  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities; o Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures, or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with  respect to any one  investment  company;  and (c) 10% of the fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.  Any  investments  in money  market funds must be  consistent  with the investment policies and restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company,

o    5% of the fund's total assets with respect to any one  investment  company,
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  A fund may  purchase an ETF to  temporarily  gain  exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be  used  include  the  Morgan  Stanley  Capital  International  (MSCI)  Europe,
Australasia,  Far East (EAFE) Index,  the  S&P/Citigroup  EMI Growth World ex-US
Index,  the MSCI Emerging  Markets Free Index, the S&P Composite 1500 Technology
Index and the S&P Composite  Health Care Index.  The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national  futures  exchanges.  Futures  exchanges  and trading are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent payments, to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward  basis (i.e.,  by entering  into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts. A fund may also use swap agreements,  indexed securities, and options  and  futures  contracts  relating  to foreign  currencies  for the same purposes.

(1)  Settlement Hedges or Transaction  Hedges.  When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments  have not yet been  selected by the  portfolio  managers.  This strategy is often referred to as "anticipatory hedging."

(2)  Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its  investment  exposure from one currency  into  another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the portfolio  managers  believed that the U.S.
     dollar may suffer a substantial  decline against the Euro, they could enter into a  forward  contract  to  purchase  Euros  for a fixed  amount of U.S.
     dollars.  This  transaction  would protect against losses  resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the  portfolio  manager  hedged a fund by selling  the  currency  in exchange  for U.S.  dollars,  a fund  would not  participate  in the  currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio  managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment) in an amount not exceeding 33 1/3% of
                              the fund's total assets.
--------------------------------------------------------------------------------
Lending                       A fund may not lend any security or make any other
                              loan if, as a result,  more than  33(1)U3%  of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except, (i) through the purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.
--------------------------------------------------------------------------------
Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.
--------------------------------------------------------------------------------
Concentration                 A fund  may not  concentrate  its  investments  in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities)   except  that  the  funds  may
                              concentrate  their  investments  in  securities of
                              issuers as follows:  engaged in the  technology or
                              telecommunications industries and related industry
                              groups   (Technology  only);  or  engaged  in  the
                              medical  and  health  care  industry  and  related
                              industry groups (Life Sciences only).
--------------------------------------------------------------------------------
Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments;
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.
--------------------------------------------------------------------------------
Control                       A fund may not invest for  purposes of  exercising
                              control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower  than the cost of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment  opportunity  or  additional  borrowing  costs.

For purposes of the investment  restriction  relating to  concentration,  a fund
(except Life Sciences and  Technology)  shall not purchase any  securities  that would cause 25% or more of the value of the fund's  total  assets at the time of purchase to be  invested in the  securities  of one or more  issuers  conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Leveraging                    A fund  may  not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings exceed 5% (15% for International Value)
                              of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity                     A fund may not purchase any security or enter into
                              a repurchase  agreement if, as a result, more than
                              15%  of  its  net  assets  would  be  invested  in
                              illiquid  securities.  Illiquid securities include
                              repurchase  agreements not entitling the holder to
                              payment of  principal  and  interest  within seven
                              days and in securities that are illiquid by virtue
                              of legal or contractual  restrictions on resale or
                              the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales                   A fund may not sell  securities  short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.
--------------------------------------------------------------------------------
Margin                        A fund  may not  purchase  securities  on  margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.
--------------------------------------------------------------------------------
Futures and Options           A fund may enter into futures  contracts and write
                              and buy put and call  options  relating to futures
                              contracts.  A fund may not,  however,  enter  into
                              leveraged  futures  transactions  if it  would  be
                              possible  for  the  fund  to lose  more  than  the
                              notional value of the investment.
--------------------------------------------------------------------------------
Issuers with                  A fund may  invest a portion  of its assets in the
Limited                       equity   securities   of  issuers   with   limited
Operating                     operating  histories.  An issuer is  considered to
Histories                     have a limited  operating  history if that  issuer
                              has  a  record  of  less  than   three   years  of
                              continuous    operation.    Periods   of   capital
                              formation,   incubation,    consolidations,    and
                              research  and  development  may be  considered  in
                              determining  whether  a  particular  issuer  has a
                              record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds'  prospectuses.  Because  International  Value,  NT Emerging
Markets and NT  International  Growth are new funds,  they do not have Financial
Highlights.

The portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will  contribute  to the stated  objective of a particular  fund. In order to achieve each fund's  investment  objective,  the  portfolio  managers may sell a given  security,  regardless  of the  length  of  time it has  been  held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may  sell a  portfolio  security  if  they  believe  that  the  security  is not fulfilling its purpose  because,  among other things,  it did not live up to the managers' expectations, because it may be replaced with another security holding greater  promise,  because it has reached its  optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate  entirely their equity positions and increase their cash positions, and when a general rise in price levels is  anticipated,  the funds may increase their equity positions and decrease their cash positions.  However, it should be expected that the funds will,  under most  circumstances,  be essentially  fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated  and may be higher than that of other mutual funds  with  similar  investment  objectives.  Higher  turnover  would  generate correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio  turnover  also may affect the  character of capital  gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Emerging  Markets,  the lower  portfolio  turnover rate for the period ended
November 30, 2004, can be attributed to management's decision to hold securities for longer  periods due to improving  conditions  in the overall  global  equity markets,  lower levels of  volatility in security  prices and  generally  strong earnings growth.

For Global  Growth,  the lower  portfolio  turnover  rate for the  period  ended
November 30, 2004,  can be attributed  to the  managers'  decision to reduce the number of holdings and hold  securities  in which they have greater  confidence, given the  uncertainty in last year's equity markets (driven in part by interest rates, oil prices, currencies and the election cycle).

For International  Growth and International  Opportunities,  the lower portfolio turnover rates for the period ended November 30, 2004, can be attributed to more pronounced and sustained trends in earnings  acceleration during the year, which allowed the managers to hold securities for longer periods.

For Technology, the higher portfolio turnover rate for the period ended November
30,  2004,  can  be  attributed  to  changing  market   conditions   along  with
deterioration in the fundamentals of the semiconductor,  communication equipment and electronic  equipment  industries,  each of which  experienced a significant deceleration in earnings and revenue growth during the year.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services, LLC (ACS).

The  other  directors  (more  than   three-fourths  of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including ACGIM,  ACIM, ACIS and ACS. The directors serve in this capacity for six registered  investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13  investment  companies  advised by ACGIM or ACIM  unless  otherwise noted.  Only officers  with  policy-making  functions are listed.  No officer is compensated  for his or her  service  as an  officer  of the  funds.  The listed officers are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1958

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Founder,  Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1990

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  ACC (January  2005 to
present);  Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC  subsidiaries;  Director,  ACC, ACIM,  ACGIM,  ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1980

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chief Executive
Officer/Treasurer, ASSOCIATED BEARINGS COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Senior Vice  President,  MIDWEST
RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chairman, PUBLIC
SERVICE

COMPANY OF COLORADO

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, ALLIED MOTION TECHNOLOGIES, INC.
--------------------------------------------------------------------------------

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Advisory Board Member
FIRST YEAR OF SERVICE: 2006

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Principal  and Chief  Financial
Officer, PLAZA BELMONT LLC

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR:  Director,  SCS  TRANSPORTATION,  INC. AND
ENTERTAINMENT PROPERTIES TRUST
--------------------------------------------------------------------------------

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  WESTERN  INVESTMENTS,
INC.; Retired Chairman of the Board, BUTLER MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President,  Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1994

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Retired,  formerly  Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR:  Director,  DST SYSTEMS,  INC.;  Director,
EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2001

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  President  and Chief  Executive
Officer, AMERICAN ITALIAN PASTA COMPANY (1992 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
(September 2000 to present);  President, ACC (June 1997 to present). Also serves as: Chief  Executive  Officer and  President,  ACIM,  ACGIM,  ACIS and other ACC subsidiaries;  Executive Vice President,  ACS; Director,  ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Executive  Vice  President,  ACC
(November   2005  to  present);   Managing   Director,   MORGAN  STANLEY  (March
2000-November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S)  HELD  WITH  FUNDS:  Senior  Vice  President,  Treasurer  and  Chief
Accounting Officer FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer,  ACC (January
1995 to  present).  Also  serves  as:  Senior  Vice  President,  ACS;  Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice  President  and  General  Counsel,  ACIM,  ACGIM,  ACS,  ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: Chief Compliance  Officer,  ACIM,
ACGIM and ACS (March 2005 to present);  Vice  President,  ACS (February  2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Investment Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (October 2001
to present);  Vice President,  Corporate Tax, ACS (April 1998 to present).  Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

On December 23,  1999,  American  Century  Services,  LLC (ACS)  entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS (the Agreement).  For its software,  ACS pays DST fees  based in part on the  number of  accounts  and the number and type of transactions  processed for those accounts.  Through December
31, 2005,  DST received  $xxx in fees from ACS.  DST's  revenue for the calendar year ended December 31, 2005, was approximately $x billion.

Ms.  Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove  the Agreement  since the provision of the services  covered by the  Agreement is within the  discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping system. Ms. Strandjord's role as a director of
DST was  not  considered  by ACS;  she was  not  involved  in any way  with  the negotiations  between ACS and DST; and her status as a director of either DST or the funds was not a factor in the  negotiations.  The Board of  Directors of the funds and Bryan Cave LLP,  counsel to the  independent  directors  of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any committee of the board and to any agent  or  employee  of the  funds or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

THE ADVISORY BOARD

The funds also have an Advisory  Board.  Members of the Advisory  Board function like fund directors in many respects,  but do not possess voting power. Advisory
Board members attend all meetings of the Board of Directors and the  independent directors  and  receive  any  materials  distributed  in  connection  with  such meetings.  Advisory  Board  members  may be  considered  as  candidates  to fill vacancies on the Board of Directors.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------

COMMITTEE: Executive

MEMBERS: Donald H. Pratt, James E. Stowers III, M. Jeannine Strandjord

FUNCTION:  The  Executive  Committee  performs  the  functions  of the  Board of
Directors  between board  meetings,  subject to the limitations on its power set out in the Maryland General  Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 0
--------------------------------------------------------------------------------

COMMITTEE: Compliance and Shareholder Communications

MEMBERS:  Andrea C. Hall, Ph.D., James A. Olson (1), Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION:  The Compliance and Shareholder  Communications  Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors  the  implementation  of the  funds'  Code  of  Ethics,  including  any violations.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------

COMMITTEE: Audit

MEMBERS: D.D. (Del) Hock, Thomas A. Brown, Donald H. Pratt, Timothy S. Webster

FUNCTION:  The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent  directors,  and oversees the  activities of the funds'  independent registered  public  accounting  firm.  The committee  receives  reports from the advisor's Internal Audit Department,  which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------

COMMITTEE: Governance

MEMBERS:  Donald  H.  Pratt,  Thomas  A.  Brown,  Gale E.  Sayers,  M.  Jeannine
Strandjord

FUNCTION:   The  Governance   Committee   primarily   considers  and  recommends
individuals  for  nomination  as  directors.  The  names of  potential  director candidates are drawn from a number of sources,  including  recommendations  from members of the board,  management (in the case of interested directors only) and shareholders.  See NOMINATIONS OF DIRECTORS  below.  This committee also reviews and makes  recommendations to the board with respect to the composition of board committees and other board-related  matters,  including its organization,  size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------

COMMITTEE: Fund Performance Review

MEMBERS:  Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., D.D. (Del)
Hock, James A. Olson(1), Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies  used to manage fund assets.  The committee  regularly
receives  reports  from  portfolio  managers  and  other  investment   personnel
concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3

--------------------------------------------------------------------------------

(1)  Advisory Board Member

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate  Secretary,  American Century Funds, P.O. Box 410141,  Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A  detailed  resume   describing,   among  other  things,  the  candidate's
     educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g.,  memberships on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  which (i)  describes the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy;

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment  companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all six such  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part,  upon  their  relative  net  assets.  Under  the  terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the six investment  companies  served by this board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------
NAME OF DIRECTOR         TOTAL COMPENSATION   TOTAL COMPENSATION FROM THE
                         FROM THE FUNDS(1)    AMERICAN CENTURY FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown                $7,687                $95,556
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.          $8,250               $102,556
--------------------------------------------------------------------------------
D.D. (Del) Hock                $8,289               $103,056
--------------------------------------------------------------------------------
Donald H. Pratt               $10,622               $132,056
--------------------------------------------------------------------------------
Gale E. Sayers                 $7,468                $94,556
--------------------------------------------------------------------------------
M. Jeannine Strandjord         $7,631               $95,,556
--------------------------------------------------------------------------------
Timothy S. Webster             $8,290               $102,306
--------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION  PAID TO THE  DIRECTORS  FOR THE  FISCAL  YEAR ENDED
     NOVEMBER 30, 2005,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION PAID BY THE SIX INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD.  THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION  INCLUDED IN THE  PRECEDING  TABLE IS AS FOLLOWS:  MR.  BROWN,
     $17,011;  DR. HALL, $93,556;  MR. HOCK, $93,556;  MR. PRATT,  $18,187;  MR.
     SAYERS, $94,556; AND MR. WEBSTER, $51,153.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2005, as shown in the tables  below.  Because  International  Value  was  not in  operation  as of the calendar year end, it is not included in the tables below. [NEW INFO TO COME]

                                                                          NAME OF DIRECTORS
-------------------------------------------------------------------------------------------------------
                                                      JAMES E.     JAMES E.     THOMAS A.    ANDREA C.
                                                    STOWERS, JR.  STOWERS III     BROWN     HALL, PH.D.
-------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Emerging Markets                                      A             A            C            A
-------------------------------------------------------------------------------------------------------
   Global Growth                                         A             E            C            A
-------------------------------------------------------------------------------------------------------
   International Discovery                               A             D            C            A
-------------------------------------------------------------------------------------------------------
   International Growth                                  A             E            C            D
-------------------------------------------------------------------------------------------------------
   International Opportunities                           A             E            A            A
-------------------------------------------------------------------------------------------------------
   International Stock                                   A             A            B            A
-------------------------------------------------------------------------------------------------------
   Life Sciences                                         A             A            B            A
-------------------------------------------------------------------------------------------------------
   Technology                                            A             A            B            A
-------------------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES              E             E            E            E
IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                                      NAME OF DIRECTORS
-----------------------------------------------------------------------------------------------------------
                                                 D.D. (DEL)   DONALD    GALE E.   M. JEANNINE   TIMOTHY S.
                                                    HOCK     H. PRATT   SAYERS    STRANDJORD     WEBSTER
-----------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Emerging Markets                                  A          C          A           D            A
-----------------------------------------------------------------------------------------------------------

   Global Growth                                     A          A          A           A            A
-----------------------------------------------------------------------------------------------------------
   International Discovery                           D          A          A           E            E
-----------------------------------------------------------------------------------------------------------
   International Growth                              D          A          A           A            A
-----------------------------------------------------------------------------------------------------------
   International Opportunities                       A          A          A           A            A
-----------------------------------------------------------------------------------------------------------
   International Stock                               A          A          A           A            A
-----------------------------------------------------------------------------------------------------------
   Life Sciences                                     A          A          A           A            A
-----------------------------------------------------------------------------------------------------------
   Technology                                        A          C          A           A            A
-----------------------------------------------------------------------------------------------------------
AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES          E          E          E           E            E
IN ALL REGISTERED INVESTMENT COMPANIES
OVERSEEN BY DIRECTOR IN FAMILY OF
INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds, their investment advisor,  principal  underwriter and, if applicable, subadvisor  have  adopted  codes of ethics  under Rule  17j-1 of the  Investment
Company Act. They permit personnel  subject to the code to invest in securities, including  securities that may be purchased or held by the funds,  provided that they first obtain  approval from the  compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of December 20,
2005 are as follows:

o  Aetna, Inc.

o  American Fidelity Assurance Co.

o  AUL/American United Life Insurance Company

o  Ameritas Life Insurance Corporation

o  Annuity Investors Life Insurance Company

o  Asset Services Company L.L.C.

o  Bell Globemedia Publishing

o  Bellwether Consulting, LLC

o  Bidart & Ross

o  Business Men's Assurance Co. of America

o  Callan Associates, Inc.

o  Cambridge Financial Services, Inc.

o  Cleary Gull Inc.

o  Commerce Bank, N.A.

o  Connecticut General Life Insurance Company

o  CRA RogersCasey, Inc.

o  Defined Contribution Advisors, Inc.

o  EquiTrust Life Insurance Company

o  Evaluation Associates, LLC

o  Evergreen Investments

o  Farm Bureau Life Insurance Company

o  First MetLife Investors Insurance Company

o  Fund Evaluation Group, LLC

o  The Guardian Life Insurance & Annuity Company, Inc.

o  Hewitt Associates LLC

o  ICMA Retirement Corporation

o  ING Life Insurance Company & Annuity Co.

o  Investors Securities Services, Inc.

o  Iron Capital Advisors

o  J.P. Morgan Retirement Plan Services LLC

o  Jefferson National Life Insurance Company

o  Jefferson Pilot Financial

o  Jeffrey Slocum & Associates, Inc.

o  Kansas City Life Insurance Company

o  Kmotion, Inc.

o  The Lincoln National Life Insurance Company

o  Lipper Inc.

o  Manulife Financial

o  Massachusetts Mutual Life Insurance Company

o  Merrill Lynch

o  MetLife Investors Insurance Company

o  MetLife Investors Insurance Company of California

o  Midland National Life Insurance Company

o  Minnesota Life Insurance Company

o  Morgan Stanley DW, Inc.

o  Morningstar Associates LLC

o  Morningstar Investment Services, Inc.

o  National Life Insurance Company

o  Nationwide Financial

o  New England Pension Consultants

o  NT Global Advisors, Inc.

o  NYLIFE Distributors, LLC

o  Principal Life Insurance Company

o  Prudential Financial

o  Rocaton Investment Advisors, LLC

o  S&P Financial Communications

o  Scudder Distributors, Inc.

o  Security Benefit Life Insurance Co.

o  Smith Barney

o  SunTrust Bank

o  Symetra Life Insurance Company

o  Trusco Capital Management

o  Union Bank of California, N.A.

o  The Union Central Life Insurance Company

o  VALIC Financial Advisors

o  VALIC Retirement Services Company

o  Vestek Systems, Inc.

o  Wachovia Bank, N.A.

o  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March x, 2006, the following shareholders,  beneficial or of record, owned more  than 5% of the  outstanding  shares  of any  class of the  funds.  Because
International Value, NT Emerging Markets and NT International Growth were not in operation as of March x, 2006, they are not included in the chart below.

                                                PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                           SHARES OWNED     SHARES OWNED
CLASS          SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
EMERGING MARKETS
--------------------------------------------------------------------------------
   Investor

           Charles Schwab & Co., Inc.
           San Francisco, CA
--------------------------------------------------------------------------------
   Institutional

           JPMorgan Chase Bank Trustee
           Bosch Savings Incentive Plan
           Kansas City, MO

           Bost & Co
           Eastman Kodak
           Employee Savings and Investment Plan
           Pittsburg, PA

           1999 Irrevocable US Annuity & Gift Trust
           St. Louis, MO

           Trustees of American Century P/S
           & 401(k) Savings Plan & Trust
           Kansas City, MO
--------------------------------------------------------------------------------
   Advisor

           Charles Schwab & Co., Inc.
           San Francisco, CA

           National Financial Services LLC
           New York, NY
--------------------------------------------------------------------------------
   C

           Mobank & Company
           Monroe, MI
--------------------------------------------------------------------------------
GLOBAL GROWTH
--------------------------------------------------------------------------------
   Investor

           Charles Schwab & Co., Inc.
           San Francisco, CA
--------------------------------------------------------------------------------
   Institutional

           Trustees of American Century P/S
           & 401(k) Savings Plan & Trust
           Kansas City, MO

           UMB TR American Century Services Corp.
           Stock Option Surrender Plan TR
           Kansas City, MO

           UMB TR American Century Executive
           Deferred Compensation Plan Trust
           Kansas City, MO
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                           SHARES OWNED     SHARES OWNED
CLASS          SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
GLOBAL GROWTH
--------------------------------------------------------------------------------
   Advisor

           Charles Schwab & Co., Inc.
           San Francisco, CA

           National Financial Services LLC
           New York, NY

           Morris & Co.
           South Bend, IN
--------------------------------------------------------------------------------
   A

           American Enterprise Investment Svcs
           Minneapolis, MN
--------------------------------------------------------------------------------
   B

           American Enterprise Investment Svcs
           Minneapolis, MN
--------------------------------------------------------------------------------
   C

           American Enterprise Investment Svcs
           Minneapolis, MN

           First Clearing LLC
           Judith Francis Hudson IRA Account
           Glen Allen, VA

           Pershing LLC
           Jersey City, NJ

           MCB Trust Services Cust
           FBO Appalachian Funeral Home Inc.
           Denver, CO
--------------------------------------------------------------------------------
   R
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------
   Investor

           Charles Schwab & Co., Inc.
           San Francisco, CA
--------------------------------------------------------------------------------
   Institutional

           JPMorgan Chase Bank Trustee
           401(k) Savings Plan of JP Morgan
           Chase & Co. Trust
           Brooklyn, NY

           Trustees of American Century P/S
           & 401(k) Savings Plan & Trust
           Kansas City, MO

           US Bank NA, TR
           Ceridian Corporation Master Trust
           Milwaukee, WI
--------------------------------------------------------------------------------
   Advisor

           Arrowhead Trust, Inc.
           San Bernardino, CA

           La Salle Bank National Association
           Chicago, IL
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                           SHARES OWNED     SHARES OWNED
CLASS          SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH
--------------------------------------------------------------------------------
   Investor

           Charles Schwab & Co., Inc.
           San Francisco, CA
--------------------------------------------------------------------------------
   Institutional

           JPMorgan Chase Bank, Trustee
           Bosch Savings Incentive Plan
           Kansas City, MO

           JPMorgan Chase Bank Trustee
           Employees Ret Plan of Bose Corp.
           (JP Morgan Chase Bank) Trust
           New York, NY

           The Chase Manhattan Bank NA TR
           Huntsman Corp Salary
           Deferral Plan & Trust
           New York, NY

           Chase Manhattan Bank NA TTEE
           The Reynolds and Reynolds Co 401k
           Savings Plan Trust
           New York, NY
--------------------------------------------------------------------------------
   A

           Charles Schwab & Co., Inc.
           San Francisco, CA
--------------------------------------------------------------------------------
   B

           American Enterprise Investment Svcs
           Minneapolis, MN
--------------------------------------------------------------------------------
   C

           M L P F & S Inc.
           Jacksonville, FL
--------------------------------------------------------------------------------
   R

           ING Life Insurance and
           Annuity Co
           Hartford, CT

           Symetra Investment Services
           Seattle, WA
--------------------------------------------------------------------------------
   Advisor
           State Street Bank
           FBO ADP Daily Val
           North Quincy, MA

           Wells Fargo Bank NA
           FBO FNF 401k
           American Cent Intl Growth
           Minneapolis, MN

           Nationwide Insurance Company QPVA
           Columbus, OH

           Nationwide Trust Company FSB
           Columbus, OH
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                           SHARES OWNED     SHARES OWNED
CLASS          SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
--------------------------------------------------------------------------------
   Investor

           Charles Schwab & Co., Inc.
           San Francisco, CA
--------------------------------------------------------------------------------
   Institutional

           American Century Investment
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
INTERNATIONAL STOCK
--------------------------------------------------------------------------------
   Investor Class

           American Century Investment
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
LIFE SCIENCES
--------------------------------------------------------------------------------
   Investor

           Charles Schwab & Co., Inc.
           San Francisco, CA
--------------------------------------------------------------------------------
   Institutional

           Trustees of American Century
           P/S & 401K Savings Plan & Trust
           Kansas City, MO

           UMB TR American Century
           Executive Deferred Compensation
           Plan & Trust
           Kansas City, MO

           UMB TR American Century Services Corp
           Stock Option Surrender Plan Trust
           Kansas City, MO
--------------------------------------------------------------------------------
   Advisor

           MCB Trust Services Trustee
           LiquidHub, Inc.
           Denver, CO

           Symetra Investment Services
           Seattle, WA

           AG Edwards & Sons Cust FBO
           Edward Hipala Sr Deed FBO
           Edward Hipala Jr
           Waterford, CT

           A.G. Edwards & Sons Inc. Cust
           FBO Jack Gregg Gibson IRA Account
           St. Louis, MO

           UMBSC & CO
           FBO Ronald Kufahl IRA
           Kansas City, MO
--------------------------------------------------------------------------------
   C

           American Century Investment
           Management, Inc.
           Kansas City, MO

           American Enterprise Investment Svcs
           Minneapolis, MN

           Legg Mason Wood Walker, Inc.
           Baltimore, MD
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                PERCENTAGE OF    PERCENTAGE OF
                                                OUTSTANDING      OUTSTANDING
FUND/                                           SHARES OWNED     SHARES OWNED
CLASS          SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
TECHNOLOGY
--------------------------------------------------------------------------------
   Investor

           Charles Schwab & Co., Inc.
           San Francisco, CA
--------------------------------------------------------------------------------
   Institutional

           Trustees of American Century
           P/S & 401K
           Savings Plan & Trust
           Kansas City, MO

           UMB TR American Century
           Executive Deferred
           Compensation Plan Trust
           Kansas City, MO
--------------------------------------------------------------------------------
   Advisor

           MCB Trust Services
           Cust FBO Gibbs M. Smith Inc.
           401k P/S Plan
           Denver, CO

           Morgan Stanley DW Inc. Custodian
           For Harry J. Doughtery
           New York, NY

           MCB Trust Services
           Cust Tec Services
           Consulting Inc.
           Denver, CO
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American  Century  World Mutual  Funds,  Inc. A
shareholder  owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders. As of March x, 2006, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACGIM,  ACIM,  ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC.
James E. Stowers,  Jr.  controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Global  Investment  Management,  Inc.  (ACGIM)  serves as the investment  advisor for each of the funds except  Technology.  American  Century
Investment  Management,  Inc.  (ACIM)  serves  as  the  investment  advisor  for
Technology. A description of the responsibilities of the advisor (ACGIM or ACIM)
appears in each prospectus under the heading MANAGEMENT.

For services  provided to each fund, the advisor  receives a unified  management fee based on a percentage of the net assets of each fund.  The amount of the fee is calculated daily and paid monthly in arrears.  For more information about the unified  management fee, see THE INVESTMENT ADVISOR under the heading MANAGEMENT in each fund's  prospectus.  For funds with a stepped fee schedule,  the rate of the fee is determined by applying the fee rate calculation  formula indicated on the tables below.  This formula  takes into account all of the advisor's  assets under  management  in the fund's  investment  strategy  ("strategy  assets")  to calculate the  appropriate  fee rates for the fund. The strategy  assets include the fund's assets and the assets of other clients of the advisor that are not in the American  Century  family of mutual funds but that have the same  investment team and  investment  strategy.  The use of  strategy  assets,  rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled cost savings more quickly if the advisor acquires  additional assets under management within a strategy in addition to the fund's assets.  The management fee schedules for the funds appear below.

FUND                     CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
EMERGING MARKETS         Investor and C           1.85% of first $250 million
                                                  1.75% of the next $250 million
                                                  1.50% of the next $500 million
                                                  1.25% over $1 billion
                         -------------------------------------------------------
                         Institutional            1.65% of first $250 million
                                                  1.55% of the next $250 million
                                                  1.30% of the next $500 million
                                                  1.05% over $1 billion
                         -------------------------------------------------------
                         Advisor                  1.60% of first $250 million
                                                  1.50% of the next $250 million
                                                  1.25% of the next $500 million
                                                  1.00% over $1 billion
--------------------------------------------------------------------------------
GLOBAL GROWTH            Investor, A, B, C and R  1.30% of first $1 billion
                                                  1.15% of the next $1 billion
                                                  1.05% over $2 billion
                         -------------------------------------------------------
                         Institutional            1.10% of first $1 billion
                                                  0.95% of the next $1 billion
                                                  0.85% over $2 billion
                         -------------------------------------------------------
                         Advisor                  1.05% of first $1 billion
                                                  0.90% of the next $1 billion
                                                  0.80% over $2 billion
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY  Investor                 1.75% of first $500 million
                                                  1.40% of the next $500 million
                                                  1.20% over $1 billion
                         -------------------------------------------------------
                         Institutional            1.55% of first $500 million
                                                  1.20% of the next $500 million
                                                  1.00% over $1 billion
                         -------------------------------------------------------
                         Advisor                  1.50% of first $500 million
                                                  1.15% of the next $500 million
                                                  0.95% over $1 billion
--------------------------------------------------------------------------------

FUND                     CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH     Investor, A, B, C and R  1.50% of first $1 billion
                                                  1.20% of the next $1 billion
                                                  1.10% over $2 billion
                         -------------------------------------------------------
                         Institutional            1.30% of first $1 billion
                                                  1.00% of the next $1 billion
                                                  0.90% over $2 billion
                         -------------------------------------------------------
                         Advisor                  1.25% of first $1 billion
                                                  0.95% of the next $1 billion
                                                  0.85% over $2 billion
--------------------------------------------------------------------------------
INTERNATIONAL            Investor                 2.00% of first $250 million
  OPPORTUNITIES                                   1.80% of the next $250 million
                                                  1.60% over $500 million
                         -------------------------------------------------------
                         Institutional            1.80% of first $250 million
                                                  1.60% of the next $250 million
                                                  1.40% over $500 million
--------------------------------------------------------------------------------
INTERNATIONAL STOCK      Investor                 1.50% of first $1 billion
                                                  1.20% of the next $1 billion
                                                  1.10% over $2 billion
--------------------------------------------------------------------------------
INTERNATIONAL VALUE      Investor, A, B, C and R  1.30% of first $1 billion
                                                  1.20% of the next $1 billion
                                                  1.10% over $2 billion
                         -------------------------------------------------------
                         Institutional            1.10% of first $1 billion
                                                  1.00% of the next $1 billion
                                                  0.90% over $2 billion
--------------------------------------------------------------------------------
LIFE SCIENCES            Investor and C           1.50% of first $250 million
                                                  1.40% of the next $250 million
                                                  1.30% of the next $250 million
                                                  1.20% over $750 million
                         -------------------------------------------------------
                         Institutional            1.30% of first $250 million
                                                  1.20% of the next $250 million
                                                  1.10% of the next $250 million
                                                  1.00% over $750 million
                         -------------------------------------------------------
                         Advisor                  1.25% of first $250 million
                                                  1.15% of the next $250 million
                                                  1.05% of the next $250 million
                                                  0.95% over $750 million
--------------------------------------------------------------------------------
NT EMERGING MARKETS      Institutional            1.65% of first $250 million
                                                  1.55% of the next $250 million
                                                  1.30% of the next $500 million
                                                  1.05% over $1 billion
--------------------------------------------------------------------------------
NT INTERNATIONAL GROWTH  Institutional            1.30% of first $1 billion
                                                  1.00% of the next $1 billion
                                                  0.90% over $2 billion
--------------------------------------------------------------------------------
TECHNOLOGY               Investor                 1.50% of first $250 million
                                                  1.40% of the next $250 million
                                                  1.30% of the next $250 million
                                                  1.20% over $750 million
                         -------------------------------------------------------
                         Institutional            1.30% of first $250 million
                                                  1.20% of the next $250 million
                                                  1.10% of the next $250 million
                                                  1.00% over $750 million
                         -------------------------------------------------------
                         Advisor                  1.25% of first $250 million
                                                  1.15% of the next $250 million
                                                  1.05% of the next $250 million
                                                  0.95% over $750 million
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended November 30, 2005,  2004 and 2003,  are indicated in the following  table.
Because  International  Value, NT Emerging Markets and NT  International  Growth
were not in  operation  as of the fiscal year end,  they are not included in the table below. As new classes, information regarding the A and B Classes of Global
Growth was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES

FUND/CLASS                    2005               2004                  2003
--------------------------------------------------------------------------------
EMERGING MARKETS

   Investor                                   $2,539,382           $1,576,170
--------------------------------------------------------------------------------
   Institutional                              $1,509,273             $662,797
--------------------------------------------------------------------------------
   C                                              $8,742               $3,663
--------------------------------------------------------------------------------
   Advisor                                       $18,451              $11,042
--------------------------------------------------------------------------------
GLOBAL GROWTH

   Investor                                   $3,567,134           $2,858,429
--------------------------------------------------------------------------------
   Institutional                                 $74,919              $63,636
--------------------------------------------------------------------------------
   C                                              $1,254                 $452
--------------------------------------------------------------------------------
   R                          X(1)                   N/A                  N/A
--------------------------------------------------------------------------------
   Advisor                                       $17,450               $9,149
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY

   Investor                                  $15,998,715          $13,502,397
--------------------------------------------------------------------------------
   Institutional                              $2,100,036           $1,858,723
--------------------------------------------------------------------------------
   Advisor                                        $2,250               $1,716
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

   Investor                                  $30,307,265          $29,726,052
--------------------------------------------------------------------------------
   Institutional                              $3,205,841           $3,036,472
--------------------------------------------------------------------------------
   A                                            $146,226              $31,435(2)
--------------------------------------------------------------------------------
   B                                             $11,227               $2,182(3)
--------------------------------------------------------------------------------
   C                                             $45,064              $15,198
--------------------------------------------------------------------------------
   R                                              $3,431                   $8(4)
--------------------------------------------------------------------------------
   Advisor                                    $2,584,027           $2,149,266
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES

   Investor                                   $2,578,521             $724,851
--------------------------------------------------------------------------------
   Institutional                                $173,992              $97,492(5)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK

   Investor                   X(6)                   N/A                  N/A
--------------------------------------------------------------------------------
LIFE SCIENCES

   Investor                                   $2,451,463           $2,236,798
--------------------------------------------------------------------------------
   Institutional                                 $52,327              $51,942
--------------------------------------------------------------------------------
   C                                                $255                 $120
--------------------------------------------------------------------------------
   Advisor                                        $1,065                 $435
--------------------------------------------------------------------------------
TECHNOLOGY

   Investor                                   $2,735,839           $2,166,238
--------------------------------------------------------------------------------
   Institutional                                $111,706             $118,561
--------------------------------------------------------------------------------
   Advisor                                          $604                 $336
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE R CLASS IS JULY 29, 2005.

(2)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(3)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(4)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(5)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JANUARY 9, 2003.

(6)  THE INCEPTION DATE FOR THE FUND IS MARCH 31, 2005.

SUBADVISORS

The  investment  management  agreements  provide  that the advisor may  delegate certain  responsibilities  under  the  agreements  to a  subadvisor.  Currently,
American Century Investment Management, Inc. (ACIM) serves as subadvisor for the cash  portion  of each fund  (except  International  Value and  Technology)  and
Templeton  Investment  Counsel,  LLC serves as subadvisor for the  International
Value  fund  under a  subadvisory  agreement  between  American  Century  Global
Investment  Management,  Inc.  (ACGIM)  and ACIM  dated  January  1,  2005.  The subadvisory agreement continues for an initial period of one year and thereafter so long as  continuance  is  specifically  approved by vote of a majority of the fund's  outstanding  voting  securities  or by vote of a majority  of the fund's directors,  including a majority of those  directors who are neither  parties to the  agreement  nor  interested  persons of any such party,  cast in person at a meeting  called for the  purpose  of voting on such  approval.  The  subadvisory agreement is subject to termination  without  penalty on 60 days' written notice by ACIM, ACGIM, the Board of Directors,  or a majority of the fund's outstanding votes and will  terminate  automatically  in the event of (i) its  assignment or
(ii)  termination  of the  investment  advisory  agreement  between the fund and
ACGIM.

The subadvisory  agreement provides that ACIM will make investment decisions for the funds (except  International  Value and  Technology) in accordance  with the funds' investment objective, policies, and restrictions, and whatever additional written  guidelines  it may  receive  from  ACGIM  from time to time.  For these services,  ACGIM will pay ACIM a monthly  fee at an annual  rate of 0.45% of the cash  portion  of each  fund's  (except  International  Value and  Technology's)
average daily net assets.

The  investment  management  agreement  provides  that the advisor may  delegate certain  responsibilities  under  the  agreement  to  a  subadvisor.  Currently,
Templeton   Investment  Counsel   ("Templeton")  serves  as  subadvisor  to  the
International  Value Fund under a subadvisory  agreement between the advisor and
Templeton  dated  [DATE],  that was  approved  by  shareholders  on [DATE].  The
subadvisory   agreement  continues  for  an  initial  period  until  [DATE]  and thereafter so long as continuance is specifically  approved at least annually by vote of a majority of the fund's  outstanding  voting securities or by vote of a majority of the fund's directors,  provided that in either event the continuance is also approved by a majority of those directors who are neither parties to the agreement nor interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The subadvisory agreement is subject  to  termination  without  penalty  on 60 days'  written  notice  by the advisor,  the Board of Directors,  a majority of the fund's  outstanding  voting securities,  or Templeton,  and will terminate automatically in the event of its assignment or termination of the investment  advisory agreement between the fund and the advisor.

The subadvisory agreement provides that Templeton will make investment decisions for the fund in accordance with the fund's investment objective,  policies,  and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time.  For these  services,  the advisor  pays  Templeton a monthly fee at an annual  rate of 0.50% of the first $100  million of the fund's average  daily net  assets  and 0.40% of  average  daily  net  assets  over $100 million.

PORTFOLIO MANAGERS

ALL FUNDS EXCEPT INTERNATIONAL VALUE

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)

                                                                                              OTHER ACCOUNTS (E.G.,
                                        REGISTERED INVESTMENT                                 SEPARATE ACCOUNTS
                                        COMPANIES (E.G.,           OTHER POOLED INVESTMENT    AND CORPORATE
                                        OTHER AMERICAN CENTURY     VEHICLES (E.G., COMMINGLED ACCOUNTS, INCLUDING
                                        FUNDS AND AMERICAN         TRUSTS AND 529 EDUCATION   INCUBATION STRATEGIES
                                        CENTURY-SUBADVISED FUNDS)  SAVINGS PLANS)             AND CORPORATE MONEY)
------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
------------------------------------------------------------------------------------------------------------------
Michael Donnelly   Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH
------------------------------------------------------------------------------------------------------------------
Keith Creveling    Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
Helen O'Donnell    Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
------------------------------------------------------------------------------------------------------------------
Mark Kopinski      Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
Brian Brady        Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------
Michael Perelstein Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
Keith Creveling    Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed

------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------
Federico Laffan    Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
Trevor Gurwich     Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)

                                                                                              OTHER ACCOUNTS (E.G.,
                                        REGISTERED INVESTMENT                                 SEPARATE ACCOUNTS
                                        COMPANIES (E.G.,           OTHER POOLED INVESTMENT    AND CORPORATE
                                        OTHER AMERICAN CENTURY     VEHICLES (E.G., COMMINGLED ACCOUNTS, INCLUDING
                                        FUNDS AND AMERICAN         TRUSTS AND 529 EDUCATION   INCUBATION STRATEGIES
                                        CENTURY-SUBADVISED FUNDS)  SAVINGS PLANS)             AND CORPORATE MONEY)
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------------------------
Michael Perelstein Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
Keith Creveling    Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES
------------------------------------------------------------------------------------------------------------------
Arnold Douville    Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
Christy Turner     Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
NT EMERGING MARKETS (1)
------------------------------------------------------------------------------------------------------------------
Michael Donnelly   Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
NT INTERNATIONAL GROWTH(1)
------------------------------------------------------------------------------------------------------------------
Michael Perelstein Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
Keith Creveling    Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------
TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
Tom Telford        Number of Other
                   Accounts Managed
                   -----------------------------------------------------------------------------------------------
                   Assets in Other
                   Accounts Managed
------------------------------------------------------------------------------------------------------------------

(1)  THE FUND'S  INCEPTION  DATE IS APRIL 19, 2006.  THE FUND'S  INFORMATION  IS
     PROVIDED AS OF XX, AND ASSUMES THE FUND WAS IN OPERATION ON THAT DATE.

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative  equity,  small-  and  mid-cap  growth,  large-cap  growth,  value, international,  fixed income,  asset allocation,  and sector funds.  Within each discipline are one or more portfolio  teams  responsible  for managing  specific client  portfolios.  Generally,  client  portfolios with similar  strategies are managed by the same team using the same  objective,  approach,  and  philosophy.
Accordingly,  portfolio  holdings,  position  sizes,  and  industry  and  sector exposures  tend to be similar  across similar  portfolios,  which  minimizes the potential for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions,  if any, are referred to as "tracking  portfolios."
When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information  (other  than NT  Emerging  Markets  and NT  International  Growth), investment  performance  is measured  by a  combination  of one- and  three-year pre-tax performance  relative to a pre-established,  internally-customized  peer group and/or market benchmark.  Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then  eliminated  from the peer group  based on a  standardized  methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal  investment mandates and that is more stable (i.e., has less peer turnover) over the long-term.  In cases where a portfolio  manager has responsibility  for more than one policy portfolio,  the performance of each is assigned a percentage weight  commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy  portfolio is the key metric.  This is the case for NT
Emerging Markets and NT International Growth.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio  manager bonuses while also providing a link to the advisor's  ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of November 30, 2005, the fund's  most  recent  fiscal  year  end.  Because  NT  Emerging  Markets  and NT
International Growth were not in operation as of November 30, 2005, they are not included in the chart below.

OWNERSHIP OF SECURITIES

                                  AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
EMERGING MARKETS

        Michael Donnelly                         x
--------------------------------------------------------------------------------
GLOBAL GROWTH

        Keith Creveling                          x
--------------------------------------------------------------------------------
        Helen O'Donnell                          x
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY (1)

        Mark Kopinski                            x
--------------------------------------------------------------------------------
        Brian Brady                              x
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH

        Michael Perelstein                       x
--------------------------------------------------------------------------------
        Keith Creveling                          x
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES(2)

        Federico Laffan                          x
--------------------------------------------------------------------------------
        Trevor Gurwich                           x
--------------------------------------------------------------------------------
INTERNATIONAL STOCK

        Michael Perelstein                       x
--------------------------------------------------------------------------------
        Keith Creveling                          x
--------------------------------------------------------------------------------
LIFE SCIENCES

        Arnold Douville                          x
--------------------------------------------------------------------------------
        Christy Turner                           x
--------------------------------------------------------------------------------
TECHNOLOGY

        Tom Telford                              x
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS'  INTERESTS WITH
     THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE,  PORTFOLIO MANAGERS WHO
     HAVE NOT ALREADY  DONE SO ARE  PERMITTED TO OPEN AN ACCOUNT EVEN THOUGH THE
     FUND IS CLOSED TO OTHER NEW INVESTORS.

(2)  TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS'  INTERESTS WITH
     THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE,  PORTFOLIO MANAGERS ARE
     PERMITTED  TO  INVEST  IN THE FUND  EVEN  THOUGH  IT IS CLOSED TO ALL OTHER
     INVESTMENTS EXCEPT REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

INTERNATIONAL VALUE

The  information  under  this  heading  has  been  provided  by  Templeton,  the subadvisor for International Value.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

Certain of the fund's  portfolio  managers or members of the investment  team as identified in the  prospectus  may also manage other mutual funds,  other pooled investment  vehicles that are not  registered  mutual funds,  and other accounts managed for organizations  and individuals.  The table below identifies for each person,  the number of accounts (other than the funds),  for which he or she has day-to-day  management  responsibilities  and the total assets in such accounts, within each of the following categories:  registered investment companies, other
pooled   investment   vehicles,   and  other  accounts.   These  categories  are
collectively  referred to as "accounts."  None of the accounts  identified below pays advisory fees that are based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2005)

                                                                                OTHER ACCOUNTS (E.G.,
                                                                                SEPARATE ACCOUNTS
                                                     OTHER POOLED INVESTMENT    AND CORPORATE
                                        REGISTERED   VEHICLES (E.G., COMMINGLED ACCOUNTS, INCLUDING
                                        INVESTMENT   TRUSTS AND 529 EDUCATION   INCUBATION STRATEGIES
                                        COMPANIES    SAVINGS PLANS)             AND CORPORATE MONEY)
-----------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE

-----------------------------------------------------------------------------------------------------
Gary P. Motyl  Number of Other            4 (1)                1                      13
               Accounts Managed
               --------------------------------------------------------------------------------------
               Assets in Other       $6.08 billion       $454.3 million           $5.92 billion
               Accounts Managed
-----------------------------------------------------------------------------------------------------
Guang Yang     Number of Other            1(1)                 0                      13
               Accounts Managed
               --------------------------------------------------------------------------------------
               Assets in Other        $399.8 million          N/A                 $2.01 billion
               Accounts Managed
-----------------------------------------------------------------------------------------------------

(1)  EXCLUDES MASON STREET INTERNATIONAL EQUITY, WHICH IS PROPOSED TO REORGANIZE
     INTO THE FUND.

Templeton  seeks  to  maintain  a  compensation  program  that is  competitively positioned to attract, retain and motivate top-quality investment professionals.
Portfolio  managers receive a base salary,  an incentive bonus  opportunity,  an equity  compensation  opportunity,  and a benefits  package.  Portfolio  manager compensation  is reviewed  annually  and the level of  compensation  is based on individual  performance,  the salary  range for a portfolio  manager's  level of responsibility and Franklin Templeton budget guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's  compensation  consists of the following three  elements:

BASE SALARY

Each portfolio manager is paid a base salary.

ANNUAL BONUS

Each  portfolio  manager  is  eligible  to  receive  an annual  bonus.  Franklin
Templeton   feels  that  portfolio   managers   should  have  some  deferred  or
equity-based compensation in order to build a vested interest in the company and its  shareholders.  With this in mind,  bonuses generally are split between cash
(65%) and restricted  shares of Franklin  Resources,  Inc.  stock (35%).  Larger bonus awards are 50% cash and 50% in  restricted  shares of Franklin  Resources,
Inc. stock. The bonus plan is intended to provide a competitive  level of annual bonus  compensation  that is tied to the portfolio  manager  achieving  superior investment  performance  and aligns the financial  incentives of the manager and the portfolio  manager.  Any bonus under the plan is  completely  discretionary.
While the  amount of any  bonus is  discretionary,  the  following  factors  are generally used in determining bonuses under the plan:

o    INVESTMENT  PERFORMANCE:  Primary  consideration  is given to the  historic investment  performance over the 1, 3 and 5 preceding years of all accounts managed by the  portfolio  manager.  The pre-tax  performance  of each fund managed is measured  relative to a relevant  peer group  and/or  applicable benchmark as appropriate.

o    RESEARCH:   Since  the   portfolio   management   team  also  has  research
     responsibilities,  each  portfolio  manager is  evaluated on the number and performance  of  recommendations  over time,  productivity  and  quality of recommendations, and peer evaluation.

o    NON-INVESTMENT  PERFORMANCE:  For  senior  portfolio  managers,  there is a qualitative evaluation based on leadership and the mentoring of staff.

o    RESPONSIBILITIES: The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION.

Portfolio  managers  may also be awarded  options to purchase  common  shares of
Franklin  Resources,  Inc.  stock that would  permit  the  portfolio  manager to purchase a set amount of shares at the market  price on the date of grant.  Some portfolio managers also may be granted additional  restricted shares of Franklin
Resources,  Inc. stock. Awards of such equity-based  compensation typically vest over time, so as to create incentives to retain key talent.

A  portfolio  manager's  base pay tends to  increase  with  additional  and more complex  responsibilities  that include  increased assets under management and a portion of the bonus relates to marketing  efforts,  which  together  indirectly link  compensation to sales,  and which can give rise to potential  conflicts of interest as summarized  below.

Portfolio  managers also  participate  in benefit  plans and programs  available generally to all employees of the manager.

CONFLICTS OF INTEREST

Conflicts of interest may arise when a portfolio  manager is responsible for the management  of more than one account.  The  principal  types of these  potential conflicts may include:

TIME AND ATTENTION.  The  management of multiple funds and/or  accounts may give rise to potential  conflicts of interest as the portfolio  manager must allocate his or her time and investment  ideas across  multiple funds and accounts.  This could result in a portfolio  manager  devoting unequal time and attention to the management  of each fund and/or  other  accounts.  The effect of this  potential conflict  may be more  pronounced  where  funds  and/or  accounts  overseen by a
particular  portfolio  manager  have  different  objectives,   benchmarks,  time
horizons, and fees.

LIMITED  INVESTMENT  OPPORTUNITIES.  If a portfolio manager identifies a limited investment  opportunity that may be suitable for multiple funds and/or accounts, the opportunity  may be allocated  among these several funds or accounts,  which may limit a fund's ability to take full advantage of the investment opportunity.
Templeton seek to manage such potential  conflicts by using procedures  intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits  available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the  investment  adviser's management fee and/or the portfolio manager's  compensation  differs among funds and/or  accounts (such as where certain funds or accounts pay higher  management fees or  performance-based  management  fees),  the  portfolio  manager might be motivated to help certain funds and/or  accounts over others.  In addition,  the portfolio  manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment  adviser and/or its affiliates have interests.  Similarly, the desire to maintain assets under management or to enhance the portfolio  manager's  performance record or to derive other rewards, financial or  otherwise,  could  influence  the  portfolio  manager in affording
preferential   treatment  to  those  funds  and/or   accounts  that  could  most
significantly benefit the portfolio manager.

PERSONAL  ACCOUNTS.  Portfolio  managers  may be  permitted to purchase and sell securities  for their own personal  accounts or the personal  accounts of family members,  which could potentially  influence the portfolio  manager's  decisions with  respect to  purchasing  or selling the same  securities  for the fund.  To mitigate  this  potential  conflict of interest,  Templeton has adopted Codes of
Ethics or other  policies  and  procedures  governing  the  personal  securities transactions of their portfolio managers.

DIFFERING  STRATEGIES.  At times,  a  portfolio  manager may  determine  that an investment  opportunity  may be  appropriate  for only some of the funds  and/or accounts for which he or she exercises investment responsibility,  or may decide that certain of the funds and/or accounts  should take differing  positions with respect to a particular  security.  In these cases,  the  portfolio  manager may place separate  transactions  for one or more funds or accounts which may affect the market price of the security or the execution of the  transaction,  or both, to the detriment or benefit of one or more other funds and/or accounts.

Templeton  and the fund have  adopted  compliance  polices  and  procedures,  as applicable, that are designed to address these, and other, types of conflicts of interest. There is no guarantee, however, that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

PORTFOLIO MANAGER SECURITIES OWNERSHIP

OWNERSHIP OF SECURITIES

The fund will not be in operation until March 31, 2006, there are currently no shareholders of the fund.

LEGAL PROCEEDINGS

None of the matters set forth below relates to American Century or the funds.

Templeton [to come]

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
acts as  transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and software  and  personnel,  for the day-to-day  administration of the funds and the advisor.  The advisor pays ACS's costs for serving as transfer agent and dividend-paying  agent for the funds out of the advisor's  unified  management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page 35.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page 35. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of the funds or in deciding  which  securities are purchased or sold by the  funds.  The  funds,  however,  may  invest in  certain  obligations  of the custodians  and  may  purchase  or  sell  certain  securities  from  or  to  the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte &  Touche LLP is the independent  registered public accounting firm of the funds. The address of Deloitte &  Touche LLP is 1010 Grand Boulevard,
Kansas City,  Missouri 64106. As the independent  registered  public  accounting firm of the funds,  Deloitte &  Touche LLP and an affiliate provide services including:

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers. For International  Value, ACGIM has delegated  responsibility for selecting brokers to execute  portfolio  transactions to Templeton under the terms of the applicable investment subadvisory  agreement.  For the cash portion of Emerging  Markets,  Global  Growth,  International  Discovery,  International
Growth,  International  Opportunities,  International  Stock, Life Sciences,  NT
Emerging Markets and NT International Growth, ACGIM has delegated responsibility for selecting brokers to execute portfolio  transactions to ACIM under the terms of the applicable investment subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and dealers.  The advisor or subadvisor evaluates such information and services, together  with all  other  information  that it may  have,  in  supervising  and managing the investments of the funds. Because such information and services may vary in amount,  quality and reliability,  their influence in selecting  brokers varies  from none to very  substantial.  The  advisor or  subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information and services.  Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such  information and services for the purpose of reducing  the expense of providing  required  services to the funds.

In the years ended November 30, 2005,  2004 and 2003, the brokerage  commissions of each fund is listed below.  Because  International Value, NT Emerging Markets and NT  International  Growth were not in  operation  as of the fiscal year end, they are not included in the table below.

FUND                            2005              2004                 2003
--------------------------------------------------------------------------------
Emerging Markets                              $2,610,100            $2,063,281
--------------------------------------------------------------------------------
Global Growth                                   $586,362              $814,946
--------------------------------------------------------------------------------
International Discovery                      $10,049,347            $9,263,736
--------------------------------------------------------------------------------
International Growth                         $12,050,055           $15,644,627
--------------------------------------------------------------------------------
International Opportunities                     $917,236(1)           $548,093
--------------------------------------------------------------------------------
International Stock                                  N/A                   N/A
--------------------------------------------------------------------------------
Life Sciences                                   $420,107              $281,357
--------------------------------------------------------------------------------
Technology                                      $853,680              $751,753
--------------------------------------------------------------------------------

(1)  THE INCREASE IN BROKERAGE  COMMISSIONS  PAID BY THE FUND FOR THE YEAR ENDED
     NOVEMBER 30, 2004 IS A RESULT OF AN INCREASE IN SECURITIES PURCHASED BY THE
     FUND DUE TO A SUBSTANTIAL INFLOW OF ASSETS INTO THE FUND.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies:

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                     BROKER, DEALER OR PARENT           NOVEMBER 30, 2005
--------------------------------------------------------------------------------
Global Growth            American Express Co.                     x
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                         Citigroup Inc.                           x
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                         Goldman Sachs Group, Inc. (The)          x
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                         UBS AG                                   x
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                         Wachovia Corp.                           x
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International Growth     UBS AG                                   x
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INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The  assets  belonging  to each  series of  shares  are held  separately  by the custodian and the shares of each series  represent a beneficial  interest in the principal,  earnings and profit (or losses) of investment  and other assets held for each  series.  Your rights as a  shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have  equal  redemption  rights.  Each  share,  when  issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower unified  management fee. In addition to the management fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  plans.
Continuance of the plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent  directors or by vote of a majority of the  outstanding  shareholder votes of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the A Class Plan was: International Growth, $x.

Because  the A  Class  of  Global  Growth  and  International  Value  was not in
operation as of the fiscal year end, no fees were paid under the A Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended  November 30, 2005,  the  aggregate  amount of fees paid under the B Class
Plan was: International Growth, $x.

Because  the B  Class  of  Global  Growth  and  International  Value  was not in
operation as of the fiscal year end, no fees were paid under the B Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the B Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not
limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended  November 30, 2005,  the  aggregate  amount of fees paid under the C Class
Plan was:

     Emerging Markets                     $x
     Global Growth                        $x
     International Growth                 $x
     Life Sciences                        $x

Because the C Class of International Value was not in operation as of the fiscal year end, no fees were paid under the C Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2005, the aggregate amount  of  fees  paid  under  the R  Class  Plan  was:  Global  Growth,  $x and
International Growth, $x.

Because the R Class of International Value was not in operation as of the fiscal year end, no fees were paid under the R Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the R Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class
shares,   0.25%  of  which  is  paid  for  certain   ongoing   shareholder   and
administrative  services  (as  described  below)  and 0.25% of which is paid for distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the  distributor.  During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the Advisor Class Plan was:

     Emerging Markets                     $x
     Global Growth                        $x
     International Discovery              $x
     International Growth                 $x
     Life Sciences                        $x
     Technology                           $x

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales personnel) who offer the Advisor Class shares for the services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but are not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar  administrative  and sub-transfer  agency services.
     Shareholder  services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
     During the fiscal year ended  November  30,  2005,  the amount of fees paid under the Advisor Class Plan for shareholder services was:

     Emerging Markets                     $x
     Global Growth                        $x
     International Discovery              $x
     International Growth                 $x
     Life Sciences                        $x
     Technology                           $x

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to Selling Agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  November 30,  2005,  the amount of fees paid under the Advisor Class Plan for distribution services was:

     Emerging Markets                     $x
     Global Growth                        $x
     International Discovery              $x
     International Growth                 $x
     Life Sciences                        $x
     Technology                           $x

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled INVESTING
THROUGH  A  FINANCIAL  INTERMEDIARY.  Shares of the A Class  are  subject  to an initial sales  charge,  which  declines as the amount of the purchase  increases pursuant to the schedule set forth in the prospectus.  This charge may be waived in the following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No CDSCs were paid to the  distributor for the A Class and B Class shares in the fiscal year ended November 30, 2005,  for  International  Growth.  Because the A
Class and B Class of Global  Growth were not in  operation as of the fiscal year end, no CDSC fees were paid.

The  aggregate  CDSCs paid to the  distributor  for C Class shares in the fiscal year ended November 30, 2005, were:

     Emerging Markets                      x
     Global Growth                        $x
     International Growth                 $x
     Life Sciences                        $x

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                             DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                 5.00%
-------------------------------------------------------------------------------
$50,000 - $99,999                                 4.00%
-------------------------------------------------------------------------------
$100,000 - $249,999                               3.25%
-------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%
-------------------------------------------------------------------------------
$500,000 - $999,999                               1.75%
-------------------------------------------------------------------------------
$1,000,000 - $3,999,999                           1.00%
-------------------------------------------------------------------------------
$4,000,000 - $9,999,999                           0.50%
-------------------------------------------------------------------------------
GREATER THAN $10,000,000                          0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 13 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the  Exchange),  each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The Exchange typically  observes the following  holidays:  New Year's Day, Martin Luther King
Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor
Day,  Thanksgiving  Day and  Christmas  Day.  Although the funds expect the same holiday  schedule  to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted.  Portfolio  securities  primarily traded on foreign  securities exchanges  are  generally  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily  traded or as of the close of the New
York Stock  Exchange,  if that is earlier.  That value is then converted to U.S.
dollars at the prevailing  foreign exchange rate. If no sale is reported,  or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was  established  but before the net asset value per share was  determined  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.  Distributions  from gains on assets held by the funds longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the funds.  If you purchase  shares in the fund and sell them at a loss  within six  months,  your loss on the sale of those  shares will be  treated as a  long-term  capital  loss to the  extent of any  long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments  by  non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of November 30, 2005, the funds in the table below had the following  capital loss carryover,  which expire in the years and amounts listed. When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been  offset or  expired.  Because  International  Value,  NT  Emerging
Markets and NT International  Growth were not in operation as of the fiscal year end, they are not included in the table below.

FUND                         2008          2009           2010            2011
--------------------------------------------------------------------------------
Emerging Markets
--------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------
International Discovery
--------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------
International
Opportunities
--------------------------------------------------------------------------------
International Stock
--------------------------------------------------------------------------------
Life Sciences
--------------------------------------------------------------------------------
Technology
--------------------------------------------------------------------------------

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you will  generally  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial  statements  have been audited by Deloitte  &  Touche LLP. The funds' Report of Independent Registered Public Accounting Firm and the financial statements  included  in the funds'  annual  reports  for the fiscal  year ended
November 30, 2005, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  prospectuses  and in this SAI, some of the funds may invest in fixed-income securities.  Those investments,  however, are subject to certain credit quality  restrictions  as noted in the  prospectuses.  The following is a summary of the rating categories referenced in the prospectuses.

RATINGS OF CORPORATE DEBT SECURITIES

--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                 This  is  the  highest  rating  assigned  by  S&P  to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal.  It differs  from the  highest-rated  obligations  only in small degree.
--------------------------------------------------------------------------------
A                   Debt rated A has a strong capacity to pay interest and repay principal,  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB                 Debt  rated  in this  category  is  regarded  as  having  an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,
                    financial,   or  economic  conditions  that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB rating also is used for debt  subordinated to senior  debt that is  assigned  an actual or implied  BBB rating.
--------------------------------------------------------------------------------
B                   Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to
                    pay  interest  and  repay   principal.   Adverse   business,
                    financial,  or economic  conditions  will likely  impair the obligor's  capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                 Debt  rated in this  category  is  currently  vulnerable  to
                    nonpayment  and  is  dependent   upon  favorable   business,
                    financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or  economic  conditions,  it is  not likely  to have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                  Debt rated in this category is currently  highly  vulnerable to nonpayment.  This rating category is also applied to debt subordinated  to senior  debt that is  assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                   The rating C typically  is applied to debt  subordinated  to
                    senior  debt,   and  is  currently   highly   vulnerable  to
                    nonpayment  of interest  and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition has been  filed  or  similar  action  taken,  but  debt  service payments are being continued.
--------------------------------------------------------------------------------
D                   Debt rated in this  category is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                 This is the  highest  rating  assigned  by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal  and differs  from Aaa issues  only in a small  degree.  Together with Aaa debt,  it  comprises  what are  generally  known as high-grade bonds.
--------------------------------------------------------------------------------
A                   Debt  rated  in  this  category   possesses  many  favorable
                    investment   attributes   and   is  to  be   considered   as
                    upper-medium-grade  debt.  Although capacity to pay interest and repay principal are considered adequate,  it is somewhat more  susceptible  to the  adverse  effects  of  changes  in
                    circumstances   and   economic   conditions   than  debt  in
                    higher-rated categories.
--------------------------------------------------------------------------------
Baa                 Debt rated in this category is  considered  as  medium-grade debt having an adequate  capacity to pay  interest and repay principal.  While it normally exhibits  adequate  protection
                    parameters,   adverse   economic   conditions   or  changing
                    circumstances are more likely to lead to a weakened capacity to pay  interest  and  repay  principal  for  debt  in  this category than in higher-rated  categories.  Debt rated below
                    Baa  is   regarded   as   having   significant   speculative
                    characteristics.
--------------------------------------------------------------------------------
Ba                  Debt rated Ba has less  near-term  vulnerability  to default than  other  speculative  issues.  However,  it faces  major ongoing  uncertainties  or  exposure  to  adverse  business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  Often the  protection  of interest and  principal payments may be very moderate.
--------------------------------------------------------------------------------
B                   Debt rated B has a greater  vulnerability  to  default,  but currently  has the capacity to meet  financial  commitments.
                    Assurance   of  interest  and   principal   payments  or  of
                    maintenance  of other  terms of the  contract  over any long period of time may be small.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                 Debt  rated  Caa  is  of  poor  standing,  has  a  currently identifiable vulnerability to default, and is dependent upon favorable  business,  financial  and economic  conditions to meet timely  payment of interest and repayment of principal.
                    In the event of  adverse  business,  financial  or  economic conditions,  it is not  likely to have the  capacity  to pay interest and repay principal.  Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.  The Caa rating is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                  Debt rated in this category  represent  obligations that are speculative in a high degree.  Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                   This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA                 Debt rated in this  category has the lowest  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is  exceptionally  strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category has a very low  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is very strong and not significantly  vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                   Debt rated in this category has a low  expectation of credit risk.  Capacity for timely payment of financial  commitments is  strong,  but  may  be  more  vulnerable  to  changes  in circumstances  or in economic  conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                 Debt rated in this category  currently has a low expectation of credit risk and an adequate  capacity for timely  payment
                    of  financial  commitments.   However,  adverse  changes  in
                    circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D          The ratings of obligations in these  categories are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest  potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of
                    50%-90% and D the lowest  recovery  potential,  i.e.,  below
                    50%.

                    Entities rated in these categories have defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated DD and D are  generally  undergoing a formal reorganization  or liquidation  process;  those rated DD are likely to  satisfy  a higher  portion  of their  outstanding obligations,  while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS

-----------------------------------------------------------------------------------
S&P   MOODY'S   DESCRIPTION
-----------------------------------------------------------------------------------
A-1   Prime-1   This indicates that the degree of safety regarding timely payment
      (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
-----------------------------------------------------------------------------------
A-2   Prime-2   Capacity for timely payment on commercial paper is satisfactory,
      (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization
                characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
-----------------------------------------------------------------------------------
A-3   Prime-3   Satisfactory capacity for timely repayment. Issues that carry
      (P-3)     this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
----------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

NOTE RATINGS

--------------------------------------------------------------------------------
S&P     MOODY'S            DESCRIPTION
--------------------------------------------------------------------------------
SP-1    MIG-1; VMIG-1      Notes are of the highest quality enjoying strong
                           protection from established cash flows of funds for
                           their servicing or from established and broad-based
                           access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2    MIG-2; VMIG-2      Notes are of high quality, with margins of
                           protection ample, although not so large as in the
                           preceding group.
--------------------------------------------------------------------------------
SP-3    MIG-3; VMIG-3      Notes are of favorable quality, with all security
                           elements accounted for, but lacking the undeniable
                           strength of the
                           preceding grades. Market access for refinancing, in
                           particular, is likely to be less well established.
--------------------------------------------------------------------------------
SP-4    MIG-4; VMIG-4      Notes are of adequate quality, carrying specific
                           risk but having protection and not distinctly or
                           predominantly speculative.
--------------------------------------------------------------------------------

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  online at americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

o  an employer-sponsored retirement plan

o  a bank

o  a broker-dealer

o  an insurance company

o  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.

                    Call 202-942-8090 for location and hours.
ON THE INTERNET     o EDGAR database at sec.gov
                    o By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                    Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors      Financial Professionals, Insurance Companies
P.O. Box 419200                     P.O. Box 419786
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575      1-800-345-6488

0603

SH-SAI-47879

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of  Incorporation  of Twentieth  Century World Investors,
Inc.,  dated  December  27,  1990  (filed   electronically  as  Exhibit  B1a  to
Post-Effective  Amendment No. 6 to the Registration  Statement of the Registrant
on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated  August 10, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated November 8, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  April 24,  1995 (filed  electronically  as Exhibit B1c to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  March 11,  1996 (filed  electronically  as Exhibit B1d to  Post-Effective
Amendment  No. 7 to the  Registration  Statement of the  Registrant  on June 13,
1996, File No. 33-39242, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit B1f to Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (7) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit B1e to  Post-Effective
Amendment  No. 8 to the  Registration  Statement of the  Registrant on March 31,
1997, File No. 33-39242, and incorporated herein by reference).

          (8) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  B1f  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on March 31, 1997, File No. 33-39242, and incorporated herein by reference).

          (9) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  November  13,  1998  (filed   electronically  as  Exhibit  B1i  to
Post-Effective  Amendment No. 12 to the Registration Statement of the Registrant
on November 13, 1998, File No. 33-39242, and incorporated herein by reference).

          (10) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a10  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on March 31, 1999, File No. 33-39242, and incorporated herein by reference).

          (11) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 22, 2000 (filed  electronically as Exhibit a11 to Post-Effective
Amendment  No. 19 to the  Registration  Statement of the  Registrant  on May 24,
2000, File No. 33-39242, and incorporated herein by reference).

          (12) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  October  18,  2000  (filed   electronically   as  Exhibit  a12  to
Post-Effective  Amendment No. 25 to the Registration Statement of the Registrant
on March 28, 2002, File No. 33-39242, and incorporated herein by reference).

          (13) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated March 5, 2001 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 24 to the  Registration  Statement of the  Registrant on April 19,
2001, File No. 33-39242, and incorporated herein by reference).

          (14) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a14 to Post-Effective
Amendment No. 25 to the  Registration  Statement of the  Registrant on March 28,
2002, File No. 33-39242, and incorporated herein by reference).

          (15) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 14, 2002 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 27 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-39242, and incorporated herein by reference).

          (16) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,   dated  August  14,  2003  (filed   electronically   as  Exhibit  a16  to
Post-Effective  Amendment No. 31 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-39242, and incorporated herein by reference).

          (17) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  January  13,  2005  (filed   electronically   as  Exhibit  a17  to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (18) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 22, 2005 (filed electronically as Exhibit a18 to Post-Effective
Amendment  No. 36 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 33-39242, and incorporated herein by reference).

          (19) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  September  19,  2005  (filed  electronically  as  Exhibit  a19  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on November 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (20) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  December  13, 2005 (filed  electronically  as Exhibit  1(t) to the
Registration Statement on Form N-14 of the Registrant on December 22, 2005, File
No. 33-39242, and incorporated herein by reference).

          (21) Articles  Supplementary  of American  Century World Mutual Funds,
Inc. (to be filed by amendment).

     (b)  Amended  and  Restated  By-Laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  33  to  the
Registration Statement of the Registrant on January 14, 2005, File No. 33-39242,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth,  and Article Ninth of
Registrant's  Articles of  Incorporation,  appearing as Exhibit  (a)(1) to Post-
Effective  Amendment No. 6 on Form N-1A of the Registrant,  and Article Fifth of
Registrant's   Articles   of   Amendment,   appearing   as  Exhibit   (a)(2)  to
Post-Effective  Amendment  No.  9  on  Form  N-1A  of  the  Registrant,  to  the
Registration  Statement on March 30, 1998; and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of  Registrant's  Amended and Restated
By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment  Management,  Inc.,  dated July 29,  2005  (filed  electronically  as
Exhibit d1 to Post-Effective  Amendment No. 36 to the Registration  Statement of
the Registrant on July 28, 2005, File No. 33-39242,  and incorporated  herein by reference).

          (2) Amended and Restated  Management  Agreement with American  Century
Global   Investment   Management,   Inc.,   dated   September  29,  2005  (filed
electronically  as  Exhibit  d2  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (3)  Amended  and  Restated  Investment   Subadvisory  Agreement  with
American  Century  Investment  Management,  Inc.  and  American  Century  Global
Investment  Management,  Inc., dated February 24, 2005 (filed  electronically as
Exhibit d4 to Post-Effective  Amendment No. 34 to the Registration  Statement of
the Registrant on March 30, 2005, File No. 33-39242,  and incorporated herein by reference).

          (4) Amended and Restated  Management  Agreement with American  Century
Global Investment Management, Inc. (to be filed by amendment).

          (5)  Investment   Subadvisory   Agreement  with  Templeton  Investment
Counsel, LLC (to be filed by amendment).

          (6)  Amended  and  Restated  Investment   Subadvisory  Agreement  with
American  Century  Investment  Management,  Inc.  and  American  Century  Global
Investment Management, Inc. (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc., dated September 29, 2005 (filed  electronically  as
Exhibit e to  Post-Effective  Amendment No. 41 to the Registration  Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Supplemental  Agreement with The Chase Manhattan Bank, dated July
30, 1999 (filed electronically as an Exhibit to Post-Effective  Amendment No. 16
to the  Registration  Statement of the  Registrant  on March 10, 2000,  File No.
33-39242, and incorporated herein by reference).

          (5)  Supplemental  Agreement  with The  Chase  Manhattan  Bank,  dated
February 1, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment
No. 23 to the  Registration  Statement of the Registrant on March 14, 2001, File
No. 33-39242, and incorporated herein by reference).

          (6) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (7) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  March 1, 1991  (filed  electronically  as  Exhibit  B9 to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  14,  2005  (filed electronically  as  Exhibit  h13  to  Post-Effective  Amendment  No.  40 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2005,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm (to be filed by amendment).

          (2) Power of Attorney,  dated December 13, 2005 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 39 to the Registration  Statement
of the  Registrant on December 14, 2005,  File No.  33-39242,  and  incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   December  13,  2005  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement  of the  Registrant  on  December  14,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (4)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm (to be filed by amendment).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
the Registrant on November 13, 1998, File No. 33-39242,  and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
the Registrant on May 24, 2000, File No. 33-39242,  and  incorporated  herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
the Registrant on October 1, 2002, File No. 33-39242, and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios,  Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment No. 24 to the Registration Statement of the Registrant
on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  27 to  the
Registration Statement of the Registrant on October 10, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of the American  Century Mutual Funds,  Inc. on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (20)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) (to be filed by amendment).

          (21) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (22)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (23)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (25)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (26)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (27)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class) (to be filed by amendment).

          (28) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (29)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (B Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (30)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (31)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (32)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (33)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (34)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class) (to be filed by amendment).

          (35) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (36)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (37)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (38)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

          (39)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (40)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (3)  Franklin  Templeton  Investment  Code of  Ethics  (to be filed by amendment).

Item 24. Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is a Maryland  Corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's  Articles of  Incorporation,  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.   Business and Other Connections of Investment Advisor

          None.

Item 27.   Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal       Positions and Offices          Positions and Offices
Business Address*        with Underwriter               with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Director                       Director and
                                                        Co-Vice Chairman

James E. Stowers III     Chairman and Director          Director and
                                                        Co-Vice Chairman

William M. Lyons         President, Chief Executive     President
                         Officer and Director

Donna Byers              Senior Vice President          none

Brian Jeter              Senior Vice President          none

Mark Killen              Senior Vice President          none

David Larrabee           Senior Vice President          none

Barry Mayhew             Senior Vice President          none

David C. Tucker          Senior Vice President          Senior Vice President
                         and General Counsel            and General Counsel

Clifford Brandt          Chief Compliance Officer       none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.   Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession  of American  Century  World Mutual  Funds,  Inc.,  American  Century
Services, LLC, American Century Global Investment Management,  Inc. and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29.  Management Services - Not Applicable.

Item 30.   Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940,  the Registrant has duly caused this amendment to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas City,
State of Missouri on the 3rd day of February, 2006.

                              AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
                              (Registrant)

                              By: /*/ William M. Lyons
                                  --------------------------------------------
                                  William M. Lyons
                                  President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                            DATE
---------                        -----                            ----

*William M. Lyons          President                        February 3, 2006
----------------------     and Principal Executive Officer
William M. Lyons

*Maryanne Roepke          Senior Vice President,            February 3, 2006
----------------------    Treasurer and Chief
Maryanne Roepke           Financial Officer

*James E. Stowers, Jr.    Co-Vice Chairman of the           February 3, 2006
----------------------    Board and Director
James E. Stowers, Jr.

*James E. Stowers III     Co-Vice Chairman of the           February 3, 2006
----------------------    Board and Director
James E. Stowers III

*Thomas A. Brown          Director                          February 3, 2006
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.    Director                          February 3, 2006
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock         Director                          February 3, 2006
----------------------
D. D. (Del) Hock

*Donald H. Pratt          Chairman of the Board             February 3, 2006
----------------------    and Director
Donald H. Pratt

*Gale E. Sayers           Director                          February 3, 2006
----------------------
Gale E. Sayers

*M. Jeannine Strandjord   Director                          February 3, 2006
----------------------
M. Jeannine Strandjord

*Timothy S. Webster       Director                          February 3, 2006
----------------------
Timothy S. Webster

*By:  /s/ Kathleen Gunja Nelson
      -------------------------------------------
      Kathleen Gunja Nelson
      Attorney-in-Fact (pursuant to a Power of
      Attorney dated December 13, 2005)